UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-02258

Investment Company Act File Number

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

September 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Tax-Managed Emerging Markets Fund

Parametric Tax-Managed Emerging Markets Fund

September 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value
Argentina — 0.8%
Arcos Dorados Holdings, Inc., Class A	208,500	$2,470,725
Banco Macro SA, Class B(1)	130,676	472,761
Banco Macro SA, Class B ADR(1)	90,300	2,167,200
BBVA Banco Frances SA(1)	76,594	260,569
BBVA Banco Frances SA ADR(1)	59,599	395,141
Cresud SA ADR	145,131	1,266,994
Grupo Financiero Galicia SA, Class B ADR	173,700	1,651,887
IRSA Inversiones y Representaciones SA	119,544	164,118
IRSA Inversiones y Representaciones SA ADR	57,300	511,116
Ledesma SAAI	259,501	264,394
MercadoLibre, Inc.	50,900	6,866,919
Molinos Rio de la Plata SA, Class B(1)	93,310	414,117
Petrobras Energia SA ADR	551,378	3,109,772
Siderar SAIC	1,803,100	834,480
Telecom Argentina SA ADR(1)	208,200	3,737,190
Telecom Argentina SA, Class B(1)	229,824	1,309,697
Transportadora de Gas del Sur SA	252,923	165,971

		$26,063,051

Bangladesh — 0.3%
Aftab Automobiles, Ltd.(1)	206,700	$275,473
Bangladesh Export Import Co., Ltd.(1)	2,192,100	845,279
BSRM Steels, Ltd.	499,000	418,531
City Bank, Ltd. (The)(1)	1,039,200	207,374
Grameenphone, Ltd.	403,400	978,897
Islami Bank Bangladesh, Ltd.	538,100	249,866
Khulna Power Co., Ltd.	1,150,800	684,505
Lankabangla Finance, Ltd.(1)	500,000	357,072
Malek Spinning Mills, Ltd.(1)	1,020,000	333,360
National Bank, Ltd.	3,298,900	446,226
People’s Leasing and Financial Services, Ltd.(1)	549,900	155,008
Pubali Bank, Ltd.	1,225,900	496,621
Social Islami Bank, Ltd.	1,351,000	196,166
Square Pharmaceuticals, Ltd.	394,615	885,380
Summit Power, Ltd.(1)	682,900	279,413
Titas Gas Transmission & Distribution Co., Ltd.	711,500	749,442
United Airways Bangladesh, Ltd.(1)	6,875,100	1,593,636
United Commercial Bank, Ltd.	885,650	197,014

		$9,349,263

Botswana — 0.4%
Barclays Bank of Botswana	1,308,506	$809,891
Botswana Insurance Holdings Ltd.	470,826	575,237
First National Bank of Botswana	7,511,600	3,244,455
Letshego Holdings, Ltd.	15,329,252	3,792,699
Sechaba Breweries Ltd.	1,086,400	2,288,245
Sefalana Holding Co.	991,000	730,012
Standard Chartered Bank Botswana	850,790	1,151,634

		$12,592,173

Brazil — 6.5%
AES Tiete SA, PFC Shares	121,216	$1,175,899
All America Latina Logistica SA (Units)	501,200	1,981,010

Security	Shares	Value
Anhanguera Educacional Participacoes SA	235,900	$1,411,377
B2W Companhia Global do Varejo(1)	118,400	756,995
Banco Bradesco SA ADR, PFC Shares	235,428	3,267,741
Banco Bradesco SA, PFC Shares	717,696	9,837,840
Banco do Brasil SA	428,999	5,003,666
Banco Santander Brasil SA	249,400	1,681,197
Banco Santander Brasil SA ADR	166,200	1,155,090
BM&F Bovespa SA	719,800	4,020,721
Bombril SA, PFC Shares	92,000	263,592
BR Malls Participacoes SA	230,400	2,089,537
BR Properties SA	135,900	1,207,973
Bradespar SA, PFC Shares	77,600	861,327
Braskem SA, PFC Shares	61,000	488,539
BRF-Brasil Foods SA	252,966	6,163,499
BRF-Brasil Foods SA ADR	25,600	627,968
Centrais Eletricas Brasileiras SA	316,182	1,493,672
CETIP SA - Mercados Organizados	136,600	1,447,172
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR, PFC Shares	14,300	658,086
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	31,056	1,415,267
Cia de Bebidas das Americas, PFC Shares	396,825	15,301,477
Cia de Concessoes Rodoviarias SA (CCR)	704,100	5,511,950
Cia de Saneamento Basico do Estado de Sao Paulo	227,200	2,218,386
Cia de Saneamento Basico do Estado de Sao Paulo ADR	63,300	630,468
Cia de Saneamento de Minas Gerais-COPASA	64,400	1,017,010
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	25,863	404,346
Cia Energetica de Minas Gerais SA, PFC Shares	436,590	3,790,097
Cia Energetica de Sao Paulo, PFC Shares	170,800	1,822,596
Cia Hering	77,400	1,174,812
Cia Paranaense de Energia-Copel, PFC Shares	104,300	1,480,050
Cia Siderurgica Nacional SA	253,400	1,081,606
Cia Siderurgica Nacional SA ADR	62,200	265,594
Cielo SA	304,750	8,241,987
Contax Participacoes SA, PFC Shares	151,000	254,812
Cosan SA Industria e Comercio	52,100	1,004,247
CPFL Energia SA	203,000	1,776,010
Cyrela Brazil Realty SA	166,624	1,259,284
Diagnosticos da America SA	179,800	947,554
Duratex SA	153,167	911,552
EcoRodovias Infraestrutura e Logistica SA	135,000	923,431
EDP-Energias do Brasil SA	240,700	1,309,769
Eletropaulo Metropolitana SA, Class B, PFC Shares	148,868	574,300
Embraer SA	483,332	3,886,196
Embraer SA ADR	26,152	849,155
Embratel Participacoes SA	37,424,000	144,880
Embratel Participacoes SA, PFC Shares	67,000,000	259,983
Fibria Celulose SA(1)	24,585	282,534
Fibria Celulose SA ADR (1)	54,900	632,448
Gafisa SA (1)	542,900	876,949
Gerdau SA ADR	170,900	1,274,914
Gerdau SA, PFC Shares	161,400	1,208,880
Gol Linhas Aereas Inteligentes SA, PFC Shares	187,000	893,530
Hypermarcas SA	213,700	1,724,025
Iochpe-Maxion SA	63,000	778,866
Itau Unibanco Holding SA ADR, PFC Shares	123,948	1,750,146
Itau Unibanco Holding SA, PFC Shares	779,020	11,058,056
Itausa-Investimentos Itau SA, PFC Shares	1,577,004	6,403,933
JBS SA	444,227	1,553,381
Klabin SA, PFC Shares	196,300	1,032,738
Light SA	83,200	710,633
LLX Logistica SA(1)	1,122,100	835,386

Security	Shares	Value
Localiza Rent a Car SA	114,025	$1,697,796
Lojas Americanas SA, PFC Shares	375,714	2,759,836
Lojas Renner SA	59,200	1,696,962
Marcopolo SA, PFC Shares	775,200	2,308,496
Metalurgica Gerdau SA, PFC Shares	110,200	1,052,128
MPX Energia SA(1)	177,600	420,701
MRV Engenharia e Participacoes SA	288,000	1,183,811
Natura Cosmeticos SA	90,600	2,023,508
OGX Petroleo e Gas Participacoes SA(1)	2,650,800	251,170
Oi SA ADR	111,652	205,440
Oi SA, PFC Shares	1,042,742	2,013,688
PDG Realty SA Empreendimentos e Participacoes(1)	920,600	1,021,827
Petroleo Brasileiro SA	275,200	2,105,939
Petroleo Brasileiro SA ADR	501,900	8,396,787
Petroleo Brasileiro SA, PFC Shares	1,255,500	10,400,659
Randon Participacoes SA, PFC Shares	169,450	946,528
Souza Cruz SA	169,300	2,020,478
Suzano Papel e Celulose SA	150,500	594,177
Telefonica Brasil SA ADR	25,500	572,220
Telefonica Brasil SA, PFC Shares	234,605	5,204,858
Tim Participacoes SA	669,444	3,105,123
Totvs SA	126,500	2,139,821
Tractebel Energia SA	111,600	1,844,474
Ultrapar Participacoes SA	140,048	3,453,965
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	243,800	1,157,233
Vale SA ADR, PFC Shares	337,600	4,797,296
Vale SA, PFC Shares	853,792	12,150,250
Weg SA	200,700	2,445,021

		$213,036,331

Bulgaria — 0.1%
Albena Invest Holding PLC	19,550	$84,046
Bulgartabak Holding	3,450	231,559
CB First Investment Bank AD(1)	54,000	84,107
Chimimport AD(1)	487,988	471,507
Corporate Commercial Bank AD(1)	19,900	1,155,017
Industrial Holding Bulgaria PLC(1)	576,865	357,173
Olovno Tzinkov Komplex AD(1)	33,800	4,045
Petrol AD(1)	76,205	340,488
Sopharma AD	303,500	687,230

		$3,415,172

Chile — 3.2%
AES Gener SA	2,591,600	$1,545,975
Aguas Andinas SA, Series A	3,538,400	2,433,242
Almendral SA	7,092,000	879,563
Antarchile SA, Series A	79,500	1,214,354
Banco de Chile	38,520,242	5,712,214
Banco de Chile ADR	20,126	1,845,554
Banco de Credito e Inversiones	65,993	3,916,565
Banco Santander Chile SA ADR	232,249	6,105,826
Besalco SA	660,800	916,414
Cap SA	140,800	3,124,240
Cencosud SA	1,313,300	5,864,642
Cia Cervecerias Unidas SA ADR	84,900	2,259,189
Cia Electro Metalurgica SA	10,000	257,573
Cia General de Electricidad SA	116,110	712,624
Cia Sud Americana de Vapores SA(1)	6,477,733	332,389
Colbun SA	7,448,800	1,922,152
Corpbanca SA	186,283,900	1,993,671

Security	Shares	Value
Corpbanca SA ADR	56,666	$904,389
Embotelladora Andina SA, Series A ADR	25,100	631,014
Embotelladora Andina SA, Series B ADR	28,200	926,652
Empresa Nacional de Electricidad SA ADR	115,959	4,869,119
Empresas CMPC SA	1,606,900	4,893,126
Empresas Copec SA	645,200	9,075,622
Empresas La Polar SA(1)	560,300	108,785
Enersis SA	6,675,600	2,132,621
Enersis SA ADR	266,371	4,277,918
ENTEL SA	130,900	2,121,371
Inversiones Aguas Metropolitanas SA	485,500	914,837
Invexans SA	15,429,800	385,172
Latam Airlines Group SA	106,700	1,616,915
Latam Airlines Group SA ADR	201,600	3,040,128
Latam Airlines Group SA BDR	29,520	440,875
Madeco SA(1)	15,429,800	153,152
Masisa SA	5,792,050	422,283
Parque Arauco SA	1,026,800	1,969,178
Quinenco SA	324,000	818,425
Ripley Corp. SA	1,302,000	1,186,568
S.A.C.I. Falabella SA	1,029,600	9,872,737
Salfacorp SA	1,039,600	1,223,422
Sigdo Koppers SA	852,743	1,503,615
Sociedad Matriz SAAM SA	3,562,881	342,559
Sociedad Quimica y Minera de Chile SA, Series A	20,950	830,043
Sociedad Quimica y Minera de Chile SA, Series B ADR	136,600	4,173,130
Sonda SA	1,073,300	2,862,133
Vina Concha y Toro SA ADR	25,800	949,440

		$103,681,416

China — 9.3%
Agile Property Holdings, Ltd.	486,000	$537,633
Agricultural Bank of China, Ltd., Class H	7,024,000	3,236,947
Air China, Ltd., Class H	1,770,000	1,197,278
Aluminum Corp. of China, Ltd., Class H(1)	2,052,000	760,392
Angang Steel Co., Ltd., Class H(1)	704,000	420,453
Anhui Conch Cement Co., Ltd., Class H	481,000	1,544,009
Anta Sports Products, Ltd.	711,000	912,309
AsiaInfo-Linkage, Inc.(1)	37,500	432,750
Baidu, Inc. ADR(1)	78,900	12,243,702
Bank of China, Ltd., Class H	17,604,000	8,021,749
Bank of Communications, Ltd., Class H	2,201,300	1,622,112
BBMG Corp., Class H	1,134,500	762,357
Beijing Capital International Airport Co., Ltd., Class H	596,000	393,823
Beijing Enterprises Holdings, Ltd.	223,500	1,616,039
BOE Technology Group Co., Ltd., Class B(1)	1,686,360	412,574
BYD Co., Ltd., Class H(1)	575,000	2,589,804
Chaoda Modern Agriculture Holdings, Ltd.(1)(2)	2,619,660	0
China Agri-Industries Holdings, Ltd.	1,292,000	612,186
China Bluechemical, Ltd., Class H	1,348,000	797,290
China CITIC Bank Corp., Ltd., Class H	2,727,000	1,416,258
China Coal Energy Co., Class H	2,861,000	1,721,058
China Communications Construction Co., Ltd., Class H	1,677,000	1,330,261
China Communications Services Corp., Ltd., Class H	2,166,000	1,266,102
China Construction Bank Corp., Class H	20,647,580	15,939,176
China COSCO Holdings Co., Ltd., Class H(1)	2,729,150	1,350,930
China Dongxiang (Group) Co., Ltd.	3,981,000	621,845
China Eastern Airlines Corp., Ltd., Class H(1)	1,436,000	470,344
China Everbright International, Ltd.	1,156,000	1,022,794
China Everbright, Ltd.	456,000	597,859
China High Speed Transmission Equipment Group Co., Ltd.(1)	672,000	286,349

Security	Shares	Value
China International Marine Containers Co., Ltd., Class B	413,812	$755,667
China Life Insurance Co., Ltd., Class H	2,107,000	5,456,567
China Longyuan Power Group Corp., Class H	1,851,000	1,923,714
China Mengniu Dairy Co., Ltd.	743,000	3,332,910
China Merchants Bank Co., Ltd., Class H	1,204,500	2,196,420
China Merchants Holdings (International) Co., Ltd.	470,000	1,711,904
China Merchants Property Development Co., Ltd., Class B	588,654	1,812,852
China Minsheng Banking Corp., Ltd., Class H	1,858,000	2,227,381
China Mobile, Ltd.	2,480,900	27,947,659
China National Building Material Co., Ltd., Class H	1,492,000	1,435,630
China Oilfield Services, Ltd., Class H	756,000	1,899,253
China Overseas Land & Investment, Ltd.	1,148,360	3,403,756
China Pacific Insurance (Group) Co., Ltd., Class H	532,000	1,902,930
China Petroleum & Chemical Corp., Class H	9,711,800	7,612,792
China Railway Construction Corp., Class H	947,500	1,003,557
China Railway Group, Ltd., Class H	2,265,000	1,244,693
China Resources Enterprise, Ltd.	610,000	1,945,098
China Resources Land, Ltd.	536,000	1,534,319
China Resources Power Holdings Co., Ltd.	1,147,000	2,738,379
China Shenhua Energy Co., Ltd., Class H	1,260,500	3,855,486
China Shipping Container Lines Co., Ltd., Class H(1)	3,803,000	992,554
China Shipping Development Co., Ltd., Class H(1)	1,778,000	939,034
China Southern Airlines Co., Ltd., Class H	2,064,500	769,740
China Taiping Insurance Holdings Co., Ltd.(1)	277,000	396,871
China Telecom Corp., Ltd., Class H	8,226,000	4,062,061
China Travel International Investment Hong Kong, Ltd.	1,660,000	329,873
China Unicom (Hong Kong), Ltd.	2,590,290	4,032,603
China Vanke Co., Ltd., Class B	1,106,117	2,015,890
China Yurun Food Group, Ltd.(1)	926,000	598,372
Chongqing Changan Automobile Co., Ltd., Class B	1,301,443	1,986,717
Citic Pacific, Ltd.	628,000	816,989
CNOOC, Ltd.	6,051,500	12,259,601
Cosco Pacific, Ltd.	1,128,000	1,735,878
Country Garden Holdings Co.	1,582,000	1,024,391
Ctrip.com International, Ltd. ADR(1)	81,800	4,779,574
Datang International Power Generation Co., Ltd., Class H	2,826,000	1,247,573
Dazhong Transportation Group Co., Ltd., Class B	633,875	429,798
Dongfeng Motor Group Co., Ltd., Class H	1,748,000	2,668,243
Golden Eagle Retail Group, Ltd.	516,000	805,717
Great Wall Motor Co., Ltd., Class H	836,750	4,540,072
Guangdong Investment, Ltd.	1,680,000	1,442,798
Guangzhou Automobile Group Co., Ltd., Class H	1,506,857	1,635,009
Guangzhou R&F Properties Co., Ltd., Class H	670,400	1,049,427
Hangzhou Steam Turbine Co., Ltd., Class B	426,359	583,905
Hengan International Group Co., Ltd.	68,000	795,756
Huaneng Power International, Inc., Class H	1,948,000	1,957,913
Industrial & Commercial Bank of China, Ltd., Class H	20,459,000	14,300,020
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	392,000	340,449
Inner Mongolia Yitai Coal Co., Ltd., Class B	424,000	847,855
Jiangsu Expressway Co., Ltd., Class H	796,000	941,002
Jiangxi Copper Co., Ltd., Class H	871,000	1,720,318
Kingboard Chemical Holdings, Ltd.	421,200	1,076,894
Kunlun Energy Co., Ltd.	1,678,000	2,358,670
Lee & Man Paper Manufacturing, Ltd.	876,000	516,780
Lenovo Group, Ltd.	2,596,000	2,710,817
Li Ning Co., Ltd.(1)	1,335,750	1,052,642
Lianhua Supermarket Holdings Ltd., Class H	378,000	227,653
Lonking Holdings, Ltd.(1)	2,438,000	510,696

Security	Shares	Value
Maanshan Iron & Steel Co., Ltd., Class H(1)	1,389,000	$341,010
Mindray Medical International, Ltd. ADR	51,000	1,983,390
NetEase.com, Inc. ADR	22,000	1,597,420
New Oriental Education & Technology Group, Inc. ADR	181,200	4,511,880
Nine Dragons Paper Holdings, Ltd.	1,412,000	999,736
Parkson Retail Group, Ltd.	1,024,000	427,932
PetroChina Co., Ltd., Class H	7,992,300	8,785,963
PICC Property & Casualty Co., Ltd., Class H	1,168,000	1,585,665
Ping An Insurance (Group) Co. of China, Ltd., Class H	547,500	4,075,594
Poly Property Group Co., Ltd.	970,000	585,937
Qingling Motors Co., Ltd., Class H	1,448,966	424,600
Renhe Commercial Holdings Co., Ltd.(1)	4,180,000	238,216
Semiconductor Manufacturing International Corp.(1)	12,412,000	854,007
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,320,000	1,295,876
Shanghai Diesel Engine Co., Ltd., Class B	854,400	654,816
Shanghai Electric Group Co., Ltd., Class H	1,644,000	588,053
Shanghai Haixin Group Co., Ltd., Class B(1)	545,000	282,485
Shanghai Industrial Holdings, Ltd.	291,000	965,051
Shanghai Jin Jiang International Hotels Development Co., Ltd., Class B	574,800	820,632
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B(1)	863,200	354,931
Shimao Property Holdings, Ltd.	532,000	1,232,557
SINA Corp.(1)	25,700	2,086,069
Sino-Ocean Land Holdings, Ltd.	1,370,500	806,179
Sinofert Holdings, Ltd.	1,300,000	216,531
Sinopec Shanghai Petrochemical Co., Ltd., Class H(1)	1,628,000	605,347
Sinopec Yizheng Chemical Fibre Co., Ltd., Class H(1)	3,201,000	850,723
Sinopharm Group Co., Ltd., Class H	472,400	1,185,701
Sohu.com, Inc.(1)	8,700	685,821
Tencent Holdings, Ltd.	314,200	16,523,321
Tingyi (Cayman Islands) Holding Corp.	1,184,000	3,132,915
Travelsky Technology, Ltd., Class H	1,218,000	981,126
Tsingtao Brewery Co., Ltd., Class H	1,074,000	8,198,837
Want Want China Holdings, Ltd.	3,531,000	5,369,510
Weichai Power Co., Ltd., Class H	226,800	883,073
Wumart Stores, Inc., Class H	360,000	645,638
Yangzijiang Shipbuilding Holdings, Ltd.	1,652,000	1,443,456
Yantai Changyu Pioneer Wine Co., Ltd., Class B	135,132	461,384
Yanzhou Coal Mining Co., Ltd., Class H	1,488,000	1,460,027
Zhejiang Expressway Co., Ltd., Class H	870,000	806,133
Zhuzhou CSR Times Electric Co., Ltd., Class H	288,000	938,484
Zijin Mining Group Co., Ltd., Class H	3,148,000	758,752
ZTE Corp., Class H(1)	590,616	1,219,041

		$302,441,324

Colombia — 1.6%
Almacenes Exito SA	483,055	$8,265,927
Banco Davivienda SA, PFC Shares	91,700	1,217,991
Banco de Bogota	47,700	1,691,516
Bancolombia SA ADR, PFC Shares	127,200	7,319,088
Bolsa de Valores de Colombia	11,328,600	138,466
Cementos Argos SA	284,000	1,489,805
Cia Colombiana de Inversiones SA	566,260	1,844,669
Corporacion Financiera Colombiana SA	71,226	1,463,162
Ecopetrol SA	2,283,100	5,245,780
Empresa de Energia de Bogota SA	1,704,472	1,376,961
Empresa de Telecommunicaciones de Bogota SA	2,267,738	468,111
Fabricato SA(1)	34,115,900	177,175
Grupo Argos SA	341,000	4,031,989

Security	Shares	Value
Grupo Argos SA, PFC Shares	106,740	$1,254,256
Grupo Aval Acciones y Valores SA	1,723,100	1,256,424
Grupo de Inversiones Suramericana	238,300	4,765,275
Grupo Nutresa SA	236,463	3,376,466
Grupo Odinsa SA	108,356	500,203
Interconexion Electrica SA	661,500	3,279,236
ISAGEN SA ESP(1)	1,706,300	2,613,661
Tableros y Maderas de Caldas	76,861,529	322,560

		$52,098,721

Croatia — 0.4%
Adris Grupa DD, PFC Shares	45,000	$2,137,007
Atlantic Grupa DD	3,250	376,131
Atlantska Plovidba DD(1)	15,437	994,081
Croatia Osiguranje DD(1)	160	190,495
Dalekovod DD(1)	20,940	93,182
Ericsson Nikola Tesla	5,610	1,490,292
Hrvatski Telekom DD	184,200	5,714,370
Institut IGH DD(1)	1,875	57,515
Koncar-Elektroindustrija DD	3,504	442,503
Kras DD	4,595	326,266
Petrokemija DD(1)	17,450	639,091
Podravka Prehrambena Industrija DD(1)	25,750	1,145,240
Privredna Banka Zagreb DD	3,310	259,271
Zagrebacka Banka DD(1)	30,550	141,377

		$14,006,821

Czech Republic — 1.7%
CEZ AS	716,870	$18,533,632
Komercni Banka AS	75,140	16,720,276
Komercni Banka AS GDR	27,154	2,012,418
New World Resources PLC, Class A	860,500	1,304,708
Pegas Nonwovens SA	48,000	1,440,031
Philip Morris CR AS	6,810	3,904,187
Telefonica 02 Czech Republic AS	466,500	7,409,577
Unipetrol AS(1)	419,700	3,788,919

		$55,113,748

Egypt — 1.6%
Alexandria Mineral Oils Co.	100,200	$1,062,617
Arab Cotton Ginning	1,880,400	1,444,831
Citadel Capital Co.(1)	1,207,400	569,439
Commercial International Bank	1,516,590	8,450,413
Eastern Tobacco	55,400	756,379
Egypt Kuwaiti Holding Co.	1,268,451	1,106,753
Egyptian Financial & Industrial Co.(1)	137,064	213,962
Egyptian Financial Group-Hermes Holding SAE(1)	1,061,430	1,147,586
Egyptian International Pharmaceutical Industrial Co.	153,932	892,559
Egyptian Resorts Co.(1)	4,213,900	602,125
El Ezz Aldekhela Steel Alexa Co.	4,750	394,034
El Kahera Housing & Development Co. SAE(1)	234,800	189,995
El Sewedy Cables Holding Co.	102,921	357,214
Ezz Steel(1)	1,247,000	2,106,852
Ghabbour Auto	345,862	1,490,069
Juhayna Food Industries	1,967,600	2,919,396
Maridive & Oil Services SAE(1)	689,196	738,634
Medinet Nasr for Housing(1)	64,686	243,205
Misr Cement (Qena)	18,251	190,140
National Societe General Bank	219,998	847,890

Security	Shares	Value
Nile Cotton Ginning Co.(1)(2)	125,000	$0
Orascom Construction Industries (OCI)(1)	261,601	9,647,485
Orascom Telecom Holding SAE(1)	9,908,210	6,319,847
Orascom Telecom Media and Technology Holding SAE	11,089,410	952,263
Oriental Weavers Co.	255,681	1,056,199
Pioneers Holding(1)	1,151,800	745,244
Sidi Kerir Petrochemicals Co.	730,700	1,617,020
Six of October Development & Investment Co.(1)	126,753	403,483
South Valley Cement(1)	485,000	350,828
Suez Cement Co.	138,000	462,122
Talaat Moustafa Group(1)	2,751,160	2,012,203
Telecom Egypt	1,323,400	2,583,489

		$51,874,276

Estonia — 0.4%
AS Baltika(1)	226,000	$217,662
AS Merko Ehitus	75,000	741,398
AS Nordecon International(1)	223,282	323,025
AS Olympic Entertainment Group	803,899	2,121,539
AS Tallink Group	5,354,470	6,879,391
AS Tallinna Kaubamaja	202,800	1,509,528
AS Tallinna Vesi	35,235	491,883

		$12,284,426

Ghana — 0.3%
Aluworks Ghana, Ltd.(1)	5,176,100	$118,718
CAL Bank, Ltd.	4,406,554	2,203,503
Ghana Commercial Bank, Ltd.	1,384,370	3,358,238
HFC Bank Ghana, Ltd.	3,899,473	1,162,687
Produce Buying Co., Ltd.	650,000	53,670
SG-SSB, Ltd.	740,000	288,532
Standard Chartered Bank of Ghana, Ltd.	207,600	1,353,308
Unilever Ghana, Ltd.	249,000	1,916,615

		$10,455,271

Greece — 0.4%
Aegean Marine Petroleum Network, Inc.	13,700	$162,482
Alpha Bank AE(1)	925,700	711,845
Costamare, Inc.	17,200	303,236
Diana Shipping, Inc.(1)	35,900	433,313
DryShips, Inc.(1)	165,000	584,100
Ellaktor SA(1)	139,000	460,395
Folli Follie SA(1)	19,000	493,448
Frigoglass SA(1)	32,700	241,935
GasLog, Ltd.	12,400	185,132
Hellenic Exchanges SA	35,100	301,639
Hellenic Petroleum SA	45,600	481,068
Hellenic Telecommunications Organization SA(1)	112,800	1,173,881
Intralot SA	69,000	153,043
JUMBO SA(1)	60,200	750,604
Marfin Investment Group Holdings SA(1)	233,300	119,071
Metka SA	25,000	418,057
Motor Oil (Hellas) Corinth Refineries SA	37,400	397,316
Mytilineos Holdings SA(1)	51,900	335,384
National Bank of Greece SA(1)	156,900	634,306
Navios Maritime Holdings, Inc.	37,700	268,424
OPAP SA	130,600	1,457,986
Piraeus Bank SA(1)	514,000	872,740
Public Power Corp. SA	51,700	585,538

Security	Shares	Value
Safe Bulkers, Inc.	14,700	$99,960
Titan Cement Co. SA(1)	34,268	851,812
Tsakos Energy Navigation, Ltd.	25,100	130,771
Viohalco Hellenic Copper and Aluminum Industry SA(1)	65,000	404,587

		$13,012,073

Hungary — 1.7%
EGIS Pharmaceuticals PLC	22,378	$2,819,601
Magyar Telekom Rt.	3,899,234	5,427,193
Magyar Telekom Rt. ADR	37,300	257,370
MOL Hungarian Oil & Gas Rt.	192,245	13,917,649
OTP Bank Rt.	916,700	18,157,658
Richter Gedeon Nyrt.	778,220	13,552,000

		$54,131,471

India — 5.8%
ABB, Ltd.	23,000	$199,249
ACC, Ltd.	28,800	512,345
Adani Enterprises, Ltd.	139,500	313,992
Adani Ports and Special Economic Zone, Ltd.	551,200	1,208,697
Adani Power, Ltd.(1)	700,600	360,706
Aditya Birla Nuvo, Ltd.	14,406	287,648
Allahabad Bank, Ltd.	271,700	328,225
Andhra Bank	192,000	157,940
Apollo Hospitals Enterprise, Ltd.	61,400	910,135
Ashok Leyland, Ltd.	614,926	149,491
Asian Paints, Ltd.	202,000	1,479,690
Axis Bank, Ltd.	187,300	3,011,068
Bajaj Auto, Ltd.	42,600	1,353,658
Bajaj Holdings & Investment, Ltd.	11,100	137,211
Balrampur Chini Mills, Ltd.	332,600	230,567
Bank of India	251,800	633,392
Bharat Forge, Ltd.	42,200	169,950
Bharat Heavy Electricals, Ltd.	452,800	997,827
Bharat Petroleum Corp., Ltd.	134,400	709,376
Bharti Airtel, Ltd.	1,511,800	7,700,266
Biocon, Ltd.	78,400	423,500
Cairn India, Ltd.	328,800	1,671,723
Canara Bank, Ltd.	214,500	757,555
Century Textiles & Industries, Ltd.	50,000	191,665
Cipla, Ltd.	207,400	1,431,797
Coal India, Ltd.	372,500	1,751,509
Colgate-Palmolive (India), Ltd.	23,100	457,538
Container Corp. of India, Ltd.	69,900	796,528
Cummins India, Ltd.	68,800	456,394
Dabur India, Ltd.	278,000	749,730
Divi’s Laboratories, Ltd.	24,900	383,971
Dr. Reddy’s Laboratories, Ltd.	24,300	922,749
Dr. Reddy’s Laboratories, Ltd. ADR	26,800	1,012,772
Essar Oil, Ltd.(1)	347,500	277,584
GAIL (India), Ltd.	250,150	1,305,530
GAIL (India), Ltd. GDR(3)	25,050	776,374
GlaxoSmithKline Pharmaceuticals, Ltd.	8,000	319,588
Glenmark Pharmaceuticals, Ltd.	114,000	967,322
GMR Infrastructure, Ltd.	1,192,200	409,828
Grasim Industries, Ltd. GDR(3)	13,300	562,094
Great Eastern Shipping Co., Ltd. (The)	56,700	260,696
Gujarat Ambuja Cements, Ltd.	429,400	1,251,286

Security	Shares	Value
HCL Technologies, Ltd.	110,800	$1,915,046
HDFC Bank, Ltd.	806,100	7,661,569
Hero MotoCorp, Ltd.	51,542	1,661,874
Hindalco Industries, Ltd.	491,910	878,048
Hindustan Petroleum Corp., Ltd.	98,600	301,947
Hindustan Unilever, Ltd.	588,309	5,894,427
Hindustan Zinc, Ltd.	199,000	420,244
Housing Development & Infrastructure, Ltd.(1)	1,236,101	709,388
Housing Development Finance Corp., Ltd.	1,003,500	12,160,667
ICICI Bank, Ltd.	356,400	5,059,326
ICICI Bank, Ltd. ADR	29,200	890,016
IDBI Bank, Ltd.	346,300	323,691
Idea Cellular, Ltd.	1,065,701	2,862,634
IDFC, Ltd.	1,112,000	1,573,202
Indiabulls Real Estate, Ltd.	919,100	791,667
Indian Hotels Co., Ltd.	173,820	133,516
Indian Oil Corp., Ltd.	221,900	735,477
Infosys, Ltd.	340,151	16,325,892
ITC, Ltd.	1,223,800	6,625,720
Jain Irrigation Systems, Ltd.	169,800	158,286
Jaiprakash Associates, Ltd.	1,049,550	587,359
Jindal Steel & Power, Ltd.	257,300	961,517
JSW Energy, Ltd.	590,877	411,802
JSW Steel, Ltd.	73,900	864,848
Kotak Mahindra Bank, Ltd.	239,900	2,582,502
Lanco Infratech, Ltd.(1)	2,031,400	173,742
Larsen & Toubro, Ltd.	77,400	973,977
Larsen & Toubro, Ltd. GDR(3)	72,000	919,338
LIC Housing Finance, Ltd.	408,000	1,228,417
Lupin, Ltd.	97,200	1,328,594
Mahindra & Mahindra, Ltd.	167,400	2,223,946
Maruti Suzuki India, Ltd.	50,500	1,100,637
Motor Industries Co., Ltd.	3,900	560,621
Mphasis, Ltd.	53,500	375,674
Nestle India, Ltd.	12,100	995,508
NHPC, Ltd.	2,174,100	675,522
Nicholas Piramal India, Ltd.	41,782	393,440
NTPC, Ltd.	1,722,800	4,070,472
Oil & Natural Gas Corp., Ltd.	1,236,700	5,254,546
Oracle Financial Service Software, Ltd.(1)	4,000	195,601
Petronet LNG, Ltd.	216,300	410,641
Power Grid Corporation of India, Ltd.	1,297,000	2,044,162
Punjab National Bank, Ltd.	13,000	96,144
Ranbaxy Laboratories, Ltd.(1)	26,000	136,792
Ranbaxy Laboratories, Ltd. GDR(1)(3)	70,500	374,829
Reliance Capital, Ltd.	240,400	1,211,272
Reliance Communications, Ltd.	945,300	2,208,216
Reliance Industries, Ltd.	934,912	12,271,725
Reliance Industries, Ltd. GDR(4)	42,816	1,121,771
Reliance Infrastructure, Ltd.	234,800	1,385,117
Reliance Power, Ltd.(1)	950,100	1,021,926
Sesa Goa, Ltd.	567,440	1,628,350
Siemens India, Ltd.	57,800	441,434
State Bank of India	43,500	1,124,403
State Bank of India GDR	28,800	1,494,699
Steel Authority of India, Ltd.	409,100	326,941
Sun Pharmaceuticals Industries, Ltd.	496,000	4,685,027
Tata Chemicals, Ltd.	58,600	222,341

Security	Shares	Value
Tata Communications, Ltd.	47,000	$141,856
Tata Consultancy Services, Ltd.	342,480	10,513,262
Tata Motors, Ltd.	514,600	2,730,888
Tata Motors, Ltd. ADR	19,800	527,076
Tata Power Co., Ltd.	1,253,200	1,617,792
Tata Steel, Ltd.	230,900	1,006,296
Tata Tea, Ltd.	156,000	357,704
Tech Mahindra, Ltd.	57,329	1,220,535
Titan Industries, Ltd.	248,000	916,415
UltraTech Cement, Ltd.	37,900	1,090,633
United Phosphorus, Ltd.	237,900	548,509
United Spirits, Ltd.	47,500	1,917,926
Voltas, Ltd.	224,100	264,315
Wipro, Ltd.	432,540	3,266,564
Wipro, Ltd. ADR	24,173	248,015
Zee Entertainment Enterprises, Ltd.	413,300	1,520,126

		$191,043,568

Indonesia — 2.4%
Adaro Energy Tbk PT	17,548,000	$1,364,140
Agis Tbk PT(1)	9,301,000	353,355
AKR Corporindo Tbk PT	3,335,000	1,152,181
Aneka Tambang Tbk PT	8,587,500	1,054,715
Astra Argo Lestari Tbk PT	326,500	549,697
Astra International Tbk PT	11,815,000	6,582,875
Bakrieland Development Tbk PT(1)(2)	1,258,000	2,716
Bank Central Asia Tbk PT	9,364,000	8,091,199
Bank Danamon Indonesia Tbk PT	2,391,681	820,287
Bank Mandiri Tbk PT	5,382,500	3,696,086
Bank Negara Indonesia Persero Tbk PT	4,837,000	1,700,601
Bank Pan Indonesia Tbk PT(1)	3,525,272	192,020
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	3,752,000	291,379
Bank Rakyat Indonesia Tbk PT	6,872,500	4,299,151
Barito Pacific Tbk PT(1)	5,662,500	259,070
Bhakti Investama Tbk PT	14,228,500	429,851
Bumi Resources Tbk PT(1)	19,365,000	762,328
Charoen Pokphand Indonesia Tbk PT	1,868,500	548,815
Delta Dunia Makmur Tbk PT(1)	18,948,000	145,785
Gudang Garam Tbk PT	386,000	1,166,535
Harum Energy Tbk PT	961,000	224,382
Holcim Indonesia Tbk PT	1,828,000	374,903
Indah Kiat Pulp & Paper Corp. Tbk PT(1)	3,326,500	347,942
Indo Tambangraya Megah Tbk PT	389,500	884,625
Indocement Tunggal Prakarsa Tbk PT	2,019,000	3,139,469
Indofood CBP Sukses Makmur Tbk PT	1,273,000	1,127,235
Indofood Sukses Makmur Tbk PT	3,477,000	2,115,084
Indosat Tbk PT	2,085,500	747,049
Jasa Marga (Persero) Tbk PT	3,247,500	1,458,997
Kalbe Farma Tbk PT	19,815,000	2,019,474
Lippo Karawaci Tbk PT	11,794,000	1,109,217
Matahari Putra Prima Tbk PT	1,600,000	283,441
Medco Energi Internasional Tbk PT	1,397,000	316,623
Perusahaan Gas Negara Tbk PT	11,929,000	5,359,616
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	4,008,000	439,568
Ramayana Lestari Sentosa Tbk PT	6,516,500	680,778
Semen Gresik (Persero) Tbk PT	3,258,000	3,662,531
Surya Semesta Internusa Tbk PT	9,232,000	573,710
Tambang Batubara Bukit Asam Tbk PT	948,000	1,044,197

Security	Shares	Value
Telekomunikasi Indonesia Tbk PT	58,725,800	$10,669,512
Trada Maritime Tbk PT(1)	4,447,500	599,382
Unilever Indonesia Tbk PT	801,700	2,088,206
United Tractors Tbk PT	2,543,500	3,583,870
Vale Indonesia Tbk PT	2,462,000	479,098
XL Axiata Tbk PT	2,104,500	772,922

		$77,564,617

Jordan — 0.7%
Arab Bank PLC	1,011,165	$10,007,671
Arab Potash Co. PLC	54,500	1,832,910
Bank of Jordan	262,189	852,555
Capital Bank of Jordan(1)	550,456	878,374
Jordan Ahli Bank(1)	356,510	558,360
Jordan Petroleum Refinery	215,375	1,502,161
Jordan Phosphate Mines	84,500	864,586
Jordan Steel	269,400	542,780
Jordan Telecom Corp.	207,500	975,475
Jordanian Electric Power Co.	467,701	1,830,030
Royal Jordanian Airlines(1)	209,700	180,748
Taameer Jordan Holdings PSC(1)	1,153,700	193,356
Union Land Development(1)	360,100	1,766,669

		$21,985,675

Kazakhstan — 0.7%
Eurasian Natural Resources Corp.(1)	1,165,200	$4,008,659
Halyk Savings Bank of Kazakhstan JSC GDR(3)	716,100	5,657,319
Kazakhmys PLC	733,100	3,150,838
Kazkommertsbank JSC GDR(1)(3)	228,600	381,554
KazMunaiGas Exploration Production GDR(3)	420,226	6,226,284
Kcell JSC GDR(3)	217,746	3,356,397
Zhaikmunai, LP GDR(3)	101,200	1,317,996

		$24,099,047

Kenya — 0.8%
Athi River Mining, Ltd.	2,306,300	$1,946,808
Bamburi Cement Co., Ltd.	460,041	1,141,062
Barclays Bank of Kenya, Ltd.	5,636,820	1,116,366
Centum Investment Co., Ltd.(1)	977,680	308,743
Co-operative Bank of Kenya, Ltd. (The)	6,262,680	1,174,871
East African Breweries, Ltd.	1,425,040	5,418,016
Equity Bank, Ltd.	6,036,700	2,377,442
KenolKobil, Ltd.(1)	3,831,500	353,431
Kenya Airways, Ltd.	1,598,400	184,974
Kenya Commercial Bank, Ltd.	5,812,860	3,128,355
Kenya Electricity Generating Co., Ltd.	1,449,600	276,637
Kenya Power & Lighting, Ltd.	8,246,893	1,353,079
Mumias Sugar Co., Ltd.	3,556,814	151,913
Nation Media Group, Ltd.	363,576	1,326,916
NIC Bank, Ltd.	775,432	538,586
Safaricom, Ltd.	47,903,600	4,817,047
Standard Chartered Bank Kenya, Ltd.	250,721	870,948

		$26,485,194

Kuwait — 1.7%
Abyaar Real Estate Development(1)	1,440,000	$269,116
Agility Public Warehousing Co. KSC	997,500	2,504,159
Ahli United Bank	230,422	578,485
Al Ahli Bank of Kuwait KSC	122,180	212,075
Al Safwa Group Holding Co. KSC(1)(2)	7,920,000	0
Al-Mazaya Holding Co.(1)	520,000	195,368
Al-Qurain Petrochemicals Co.	1,460,000	1,134,924

Security	Shares	Value
Boubyan Petrochemicals Co.	1,875,000	$4,174,437
Burgan Bank SAK	729,061	1,520,034
Combined Group Contracting Co.	119,185	547,824
Commercial Bank of Kuwait SAK(1)	845,000	2,115,582
Commercial Real Estate Co. KSCC	2,369,266	788,767
Gulf Bank(1)	1,340,325	1,895,217
Gulf Cable and Electrical Industries Co.	165,000	584,337
Hits Telecom Holding KSC(1)	1,320,000	289,611
Kuwait Finance House KSC	2,126,635	5,935,695
Kuwait Foods Co. (Americana)	512,500	4,168,533
Kuwait International Bank	818,000	896,524
Kuwait Pipes Industries & Oil Services Co.(1)	800,000	271,474
Kuwait Portland Cement Co.	192,500	940,722
Kuwait Projects Co. Holdings KSC	918,926	1,884,643
Kuwait Real Estate Co.(1)	1,720,000	522,621
Mabanee Co. SAKC	796,070	3,213,269
Mena Holding Group(1)(2)	30,000	0
Mobile Telecommunications Co.	3,110,000	7,912,460
National Bank of Kuwait SAK	2,319,496	7,539,600
National Industries Group Holding(1)	3,447,500	3,109,428
National Investment Co.(1)	645,000	365,744
National Real Estate Co.(1)	598,290	350,671
Sultan Center Food Products Co.(1)	2,160,000	762,429

		$54,683,749

Latvia — 0.0%(5)
Grindeks(1)	12,000	$142,472
Latvian Shipping Co.(1)	96,000	62,941

		$205,413

Lebanon — 0.2%
Banque Audi sal-Audi Saradar Group	246,610	$1,503,638
Byblos Bank	838,110	1,259,049
Solidere, Class A	275,848	3,273,155
Solidere, Class B	5,516	65,146

		$6,100,988

Lithuania — 0.1%
AB Amber Grid(1)	76,058	$71,512
Apranga PVA	363,680	1,259,703
Bankas Snoras(1)(2)	1,114,759	0
Invalda Privatus Kapitalas AB	32,177	123,192
Invalda PVA(1)	38,623	148,068
Klaipedos Nafta PVA	1,576,663	696,914
Lesto AB	338,936	340,774
Lietuvos Dujos	123,942	104,703
Panevezio Statybos Trestas	323,592	529,760
Pieno Zvaigzdes	94,000	271,175
Rokiskio Suris	177,000	392,265
Siauliu Bankas	880,702	317,026

		$4,255,092

Malaysia — 3.2%
Aeon Co. (M) Bhd	184,200	$870,483
Affin Holdings Bhd	236,000	317,741
Airasia Bhd	1,089,900	855,966
Alliance Financial Group Bhd	330,800	508,365
AMMB Holdings Bhd	615,900	1,401,341
Axiata Group Bhd	1,791,575	3,782,816
Batu Kawan Bhd	100,300	569,475

Security	Shares	Value
Berjaya Corp. Bhd	2,498,100	$448,490
Berjaya Sports Toto Bhd	454,988	573,937
Boustead Holdings Bhd	412,500	656,929
British American Tobacco Malaysia Bhd	89,100	1,756,316
Bumi Armada Bhd(1)	924,800	1,106,898
Bursa Malaysia Bhd	224,600	509,899
CIMB Group Holdings Bhd	1,425,966	3,285,852
Dialog Group Bhd	2,232,664	1,740,681
Digi.com Bhd	1,538,000	2,293,269
Felda Global Ventures Holdings Bhd	1,136,300	1,464,806
Gamuda Bhd	1,983,700	2,797,959
Genting Bhd	1,303,300	4,158,937
Genting Plantations Bhd	261,000	752,952
Hong Leong Bank Bhd	256,700	1,100,824
Hong Leong Financial Group Bhd	136,200	606,517
IGB Corp. Bhd	315,120	251,698
IHH Healthcare Bhd(1)	1,459,900	1,859,261
IJM Corp. Bhd	1,328,220	2,352,425
IOI Corp. Bhd	1,684,968	2,773,938
KLCC Property Holdings Bhd	250,000	493,891
KNM Group Bhd(1)	3,198,075	402,539
Kuala Lumpur Kepong Bhd	293,050	2,032,192
Kulim (Malaysia) Bhd	792,800	798,357
Lafarge Malayan Cement Bhd	789,960	2,283,749
Landmarks Bhd(1)	576,800	207,203
Malayan Banking Bhd	1,462,286	4,411,839
Malaysia Airports Holdings Bhd	200,000	465,831
Malaysian Airline System Bhd(1)	7,714,733	793,464
Malaysian Resources Corp. Bhd	1,861,700	851,083
Maxis Bhd	1,255,300	2,695,490
Media Prima Bhd	567,300	471,528
MISC Bhd(1)	638,440	1,002,995
MMC Corp. Bhd	662,000	526,177
Muhibbah Engineering (M) Bhd	1,581,000	1,134,044
Multi-Purpose Holdings Bhd	617,940	619,686
Parkson Holdings Bhd	570,622	672,430
Petronas Chemicals Group Bhd	2,816,700	5,920,055
Petronas Dagangan Bhd	422,400	3,755,278
Petronas Gas Bhd	268,500	1,812,846
PPB Group Bhd	300,400	1,310,979
Public Bank Bhd	706,298	3,837,879
Resorts World Bhd	1,977,000	2,560,992
RHB Capital Bhd	497,700	1,153,958
Sapurakencana Petroleum Bhd(1)	3,722,052	4,214,819
Sime Darby Bhd	3,012,009	8,782,562
Sunway Bhd	378,040	371,946
Sunway Real Estate Investment Trust	1,028,200	447,807
Supermax Corp. Bhd	500,000	409,847
Ta Ann Holdings Bhd	355,899	415,345
Tan Chong Motor Holdings Bhd	219,000	421,452
Telekom Malaysia Bhd	1,020,100	1,640,046
Tenaga Nasional Bhd	1,261,531	3,496,364
Top Glove Corp. Bhd	210,000	405,294
UEM Land Holdings Bhd	584,700	457,591
UMW Holdings Bhd	391,900	1,420,978
Unisem (M) Bhd	1,851,400	485,963

Security	Shares	Value
Wah Seong Corp. Bhd	688,956	$359,665
WCT Bhd	804,425	604,607
YTL Corp. Bhd	2,626,518	1,240,989
YTL Power International Bhd	1,521,299	830,930

		$105,018,465

Mauritius — 0.6%
CIM Financial Services, Ltd.	1,310,985	$356,446
Ireland Blyth, Ltd.	64,209	204,999
LUX Island Resorts, Ltd.(1)	720,980	668,522
Mauritius Commercial Bank	1,535,695	9,772,242
New Mauritius Hotels, Ltd.(1)	1,267,600	3,336,440
Rogers & Co., Ltd.	48,555	306,597
State Bank of Mauritius, Ltd.	138,974,900	4,620,573
Sun Resorts, Ltd.(1)	656,202	744,905
Terra Mauricia, Ltd.	464,700	611,553
United Basalt Products, Ltd.	102,150	318,199

		$20,940,476

Mexico — 5.9%
Alfa SAB de CV, Series A	4,733,120	$12,764,364
America Movil SAB de CV, Series L	35,916,722	35,616,261
Bolsa Mexicana de Valores SAB de CV	520,000	1,243,042
Cemex SAB de CV, Series CPO(1)	13,206,124	14,820,884
Coca-Cola Femsa SA de CV, Series L	124,400	1,568,127
Compartamos SAB de CV	2,866,100	5,338,288
Embotelladoras Arca SAB de CV	368,800	2,296,283
Empresas ICA SAB de CV(1)	952,500	2,024,413
Fibra Uno Administracion SA de CV	432,100	1,197,976
Fomento Economico Mexicano SAB de CV, Series UBD	1,424,800	13,824,027
Genomma Lab Internacional SA de CV(1)	885,300	2,022,267
Grupo Aeroportuario del Pacifico SAB de CV, Class B	217,800	1,114,833
Grupo Aeroportuario del Sureste SAB de CV, Class B	207,626	2,272,711
Grupo Bimbo SA de CV, Series A	1,783,208	5,509,220
Grupo Carso SA de CV, Series A1	927,400	4,951,046
Grupo Comercial Chedraui SA de CV	208,900	659,919
Grupo Elektra SA de CV	49,226	1,591,350
Grupo Financiero Banorte SAB de CV, Class O	2,962,300	18,457,939
Grupo Financiero Inbursa SAB de CV, Class O	4,395,216	10,039,876
Grupo Mexico SAB de CV, Series B	3,476,974	10,410,070
Grupo Televisa SAB, Series CPO	1,715,518	9,580,531
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,134,930	2,575,150
Industrias CH SAB de CV, Series B(1)	158,452	938,522
Industrias Penoles SA de CV	127,829	3,754,937
Inmuebles Carso SAB de CV(1)	927,400	867,921
Kimberly-Clark de Mexico SAB de CV, Class A	1,292,610	3,779,226
Mexichem SAB de CV	1,029,307	4,487,761
Minera Frisco SAB de CV(1)	873,200	2,268,139
Organizacion Soriana SAB de CV, Class B	166,700	538,835
Promotora y Operadora de Infraestructura SAB de CV(1)	268,700	2,598,422
Ternium SA ADR	21,000	504,420
TV Azteca SAB de CV, Series CPO	1,018,565	571,165
Wal-Mart de Mexico SAB de CV, Series V	4,372,764	11,445,120

		$191,633,045

Security	Shares	Value
Morocco — 0.8%
Alliances Developpement Immobilier SA	19,684	$978,054
Attijariwafa Bank	114,300	4,374,386
Banque Centrale Populaire	97,200	2,219,467
Banque Marocaine du Commerce Exterieur (BMCE)	98,500	2,436,692
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	3,830	350,788
Compagnie Generale Immobiliere	8,100	523,219
Cosumar Compagnie Sucriere Marocaine et de Raffinage	2,337	536,652
Delta Holding SA(1)	35,000	109,878
Douja Promotion Groupe Addoha SA	294,373	1,669,126
Holcim Maroc SA	6,422	1,091,230
Label Vie	3,700	637,187
Lafarge Ciments	10,400	1,209,671
Managem	7,900	1,213,850
Maroc Telecom	630,216	7,219,283
Samir(1)	19,247	578,810
SONASID (Societe Nationale de Siderurgie)(1)	5,872	504,971
Wafa Assurance	3,400	1,156,094

		$26,809,358

Nigeria — 0.8%
Access Bank PLC	14,469,911	$928,805
Afriland Properties PLC(1)(2)	1,112,557	0
Ashaka Cement PLC	2,905,875	357,789
Cadbury Nigeria PLC	606,833	174,518
Dangote Cement PLC	1,914,961	2,263,179
Dangote Sugar Refinery PLC	4,385,654	293,833
Diamond Bank PLC(1)	12,314,600	466,115
Ecobank Transnational, Inc.	8,985,992	758,607
Ecobank Transnational, Inc., PFC Shares(2)	276,998	0
First Bank of Nigeria PLC	22,217,810	2,265,426
First City Monument Bank PLC(1)	15,346,235	363,290
Flour Mills of Nigeria PLC	710,208	346,375
Guaranty Trust Bank PLC	19,610,600	3,052,131
Guiness Nigeria PLC	507,134	842,606
Intercontinental Wapic Insurance PLC(1)	3,087,763	16,926
Lafarge Cement WAPCO Nigeria PLC	1,833,500	1,126,520
Nestle Nigeria PLC	245,900	1,436,681
Nigerian Breweries PLC	2,697,500	2,773,869
Oando PLC	8,603,569	555,230
PZ Cussons Nigeria PLC	1,858,208	428,230
Skye Bank PLC	16,739,600	423,104
UAC of Nigeria PLC	5,041,100	1,841,790
Unilever Nigeria PLC	2,074,728	747,471
Union Bank of Nigeria PLC(1)	2,936,181	189,723
United Bank for Africa PLC	29,143,397	1,345,975
Zenith Bank PLC	20,070,737	2,495,055

		$25,493,248

Oman — 0.8%
Bank Dhofar SAOG	1,309,123	$1,237,329
Bank Muscat SAOG	2,563,165	4,063,282
Bank Sohar SAOG	3,584,090	1,918,810
Dhofar International Development & Investment Holding Co.	256,825	397,232
Galfar Engineering & Contracting SAOG	1,426,621	1,203,835
HSBC Bank Oman SAOG	1,838,477	874,232
National Bank of Oman SAOG	1,669,660	1,297,738

Security	Shares	Value
Oman Cables Industry SAOG	112,400	$549,719
Oman Cement Co. SAOG	768,532	1,577,405
Oman Flour Mills Co. SAOG	543,700	917,661
Oman Telecommunications Co. SAOG	1,145,060	4,668,410
Omani Qatari Telecommunications Co. SAOG	671,100	910,111
Ominvest	1,000,405	1,157,224
Raysut Cement Co. SAOG	459,310	2,346,326
Renaissance Services SAOG(1)	873,499	1,484,744
Shell Oman Marketing Co. SAOG	66,100	386,245

		$24,990,303

Pakistan — 0.7%
Adamjee Insurance Co., Ltd.	235,620	$164,959
Attock Petroleum, Ltd.	118,800	484,770
Bank Alfalah, Ltd.	1,750,894	346,392
D.G. Khan Cement Co., Ltd.	416,820	271,197
Engro Corp., Ltd.(1)	542,116	700,278
Fauji Fertilizer Bin Qasim, Ltd.	841,000	300,434
Fauji Fertilizer Co., Ltd.	1,336,114	1,284,216
Habib Bank, Ltd.	241,576	348,053
Hub Power Co., Ltd.	4,348,900	2,648,400
Kot Addu Power Co., Ltd.	1,343,500	815,681
Lucky Cement, Ltd.	620,400	1,349,947
Millat Tractors, Ltd.	54,329	243,690
Muslim Commercial Bank, Ltd.	1,625,032	4,039,139
National Bank of Pakistan	1,361,026	634,435
Nishat Mills, Ltd.	1,037,980	910,756
Oil & Gas Development Co., Ltd.	1,348,800	2,960,419
Pakistan Oil Fields, Ltd.	228,400	928,643
Pakistan Petroleum, Ltd.	827,102	1,501,283
Pakistan State Oil Co., Ltd.	276,716	691,265
Pakistan Telecommunication Co., Ltd.	1,293,500	322,599
United Bank, Ltd.	613,425	771,606

		$21,718,162

Peru — 1.4%
Alicorp SA	2,371,021	$7,577,051
Banco Continental SA	304,362	652,439
Cia de Minas Buenaventura SA	82,880	979,680
Cia de Minas Buenaventura SA ADR	235,876	2,762,108
Cia Minera Milpo SA	808,171	554,257
Credicorp, Ltd.	87,296	11,214,044
Edegel SA	2,361,911	1,933,629
Ferreyros SA	4,089,781	2,657,991
Grana y Montero SA	1,391,282	5,520,167
Intergroup Financial Services Corp.	40,900	1,206,550
Luz del Sur SAA	83,400	276,104
Minsur SA	1,384,773	626,504
Sociedad Minera Cerro Verde SAA(1)	47,600	1,161,440
Sociedad Minera el Brocal SA	32,370	132,037
Southern Copper Corp.	291,755	7,947,406
Volcan Cia Minera SA, Class B	3,906,420	1,753,330

		$46,954,737

Security	Shares	Value
Philippines — 1.4%
Aboitiz Equity Ventures, Inc.	3,304,400	$3,419,559
Aboitiz Power Corp.	1,264,300	915,560
Alliance Global Group, Inc.	4,258,400	2,302,516
Ayala Corp.	134,638	1,871,629
Ayala Land, Inc.	3,534,608	2,210,597
Ayala Land, Inc., PFC Shares(2)	3,534,608	8,118
Bank of the Philippine Islands	854,921	1,895,582
BDO Unibank, Inc.	1,008,420	1,738,925
DMCI Holdings, Inc.	511,300	540,814
Energy Development Corp.	5,342,650	669,185
Filinvest Land, Inc.	16,105,546	590,764
First Gen Corp.	499,460	191,740
First Philippine Holdings Corp.	153,000	263,330
Globe Telecom, Inc.	22,170	815,299
GMA Holdings, Inc. PDR	1,242,100	207,755
International Container Terminal Services, Inc.	551,900	1,230,661
JG Summit Holding, Inc.	2,641,000	2,344,364
Jollibee Foods Corp.	325,300	1,260,363
Lopez Holdings Corp.	10,209,700	1,063,119
Manila Electric Co.	191,504	1,258,211
Manila Water Co.	481,700	312,845
Megaworld Corp.	10,700,000	800,132
Metro Pacific Investments Corp.	8,364,300	866,066
Metropolitan Bank & Trust Co.	797,523	1,521,593
Nickel Asia Corp.	2,017,313	718,149
Petron Corp.	1,515,500	445,654
Philex Mining Corp.	3,645,900	666,129
Philex Petroleum Corp.(1)	691,700	150,675
Philippine Long Distance Telephone Co.	62,460	4,259,411
Robinsons Land Corp.	1,290,000	609,202
San Miguel Corp.	484,300	832,906
Semirara Mining Corp.	248,600	1,370,656
SM Investments Corp.	279,290	5,009,642
SM Prime Holdings, Inc.	4,514,550	1,658,856
Universal Robina Corp.	829,600	2,346,877
Vista Land & Lifescapes, Inc.	6,128,000	749,832

		$47,116,716

Poland — 3.5%
Agora SA (1)	69,000	$215,083
AmRest Holdings SE(1)	30,208	937,946
Asseco Poland SA	256,570	4,004,458
Bank Handlowy w Warszawie SA	38,385	1,362,142
Bank Millennium SA(1)	697,490	1,595,835
Bank Pekao SA	142,785	8,162,196
Bioton SA(1)	19,451,400	124,575
Boryszew SA(1)	3,500,000	637,965
BRE Bank SA	24,950	3,589,794
Budimex SA	43,576	1,476,610
Cinema City International NV(1)	53,500	558,147
Cyfrowy Polsat SA(1)	709,480	4,837,341
Eurocash SA	288,203	4,437,283
Getin Holding SA	333,533	425,694
Getin Noble Bank SA(1)	1,591,418	1,211,912

Security	Shares	Value
Globe Trade Centre SA(1)	364,288	$843,605
Grupa Lotos SA(1)	176,940	2,081,200
Jastrzebska Spolka Weglowa SA	55,400	1,298,098
Kernel Holding SA(1)	13,100	206,652
KGHM Polska Miedz SA	169,118	6,673,955
KOPEX SA	104,700	341,216
LPP SA	2,402	6,668,490
Lubelski Wegiel Bogdanka SA	43,100	1,510,109
Netia SA(1)	610,010	957,547
NG2 SA	45,300	1,634,878
Orbis SA	138,180	1,570,894
Polimex-Mostostal SA(1)	3,573,572	183,580
Polish Oil & Gas	2,342,566	4,593,094
Polska Grupa Energetyczna SA	2,045,800	10,898,653
Polski Koncern Naftowy Orlen SA	406,795	5,754,245
Powszechna Kasa Oszczednosci Bank Polski SA	968,082	11,502,845
Powszechny Zaklad Ubezpieczen SA	69,100	9,373,673
Rovese SA(1)	808,777	461,550
Tauron Polska Energia SA	2,765,200	4,242,400
Telekomunikacja Polska SA	2,094,345	5,569,527
Telekomunikacja Polska SA GDR(3)	169,000	449,371
Telekomunikacja Polska SA GDR(4)	76,100	202,350
TVN SA	906,566	4,097,109

		$114,692,022

Qatar — 1.6%
Al Meera Consumer Goods Co.	16,300	$591,036
Barwa Bank(2)	152,394	269,078
Barwa Real Estate Co.	248,543	1,707,195
Doha Bank, Ltd.	79,773	1,178,792
Gulf International Services QSC	223,380	3,079,457
Industries Qatar	242,477	9,982,516
Masraf Al Rayan	552,200	4,362,507
Qatar Electricity & Water Co.	60,800	2,635,959
Qatar Fuel	10,625	825,095
Qatar Gas Transport Co., Ltd. (NAKILAT)	550,956	2,877,863
Qatar Insurance Co.	42,348	698,320
Qatar International Islamic Bank	32,210	493,331
Qatar Islamic Bank	81,415	1,536,803
Qatar National Bank	220,086	10,086,639
Qatar National Cement Co.	12,559	349,071
Qatar National Navigation	55,051	1,214,002
Qatar Telecom QSC	144,795	5,558,613
United Development Co.	196,618	1,170,932
Vodafone Qatar (1)	872,000	2,159,906

		$50,777,115

Romania — 0.7%
Antibiotice SA	1,843,127	$262,563
Banca Transilvania(1)	16,176,795	7,048,889
Biofarm Bucuresti	8,097,100	660,579
BRD-Group Societe Generale(1)	2,483,100	6,787,054
OMV Petrom SA	43,591,503	5,934,195
Transelectrica SA	140,400	584,108
TRANSGAZ SA Medias	8,476	481,323

		$21,758,711

Security	Shares	Value
Russia — 6.4%
Aeroflot-Russian Airlines	749,030	$1,256,209
AvtoVAZ(1)	2,100,000	680,736
CTC Media, Inc.	529,200	5,561,892
Evraz PLC(1)	216,250	447,094
Federal Grid Co. Unified Energy System JSC(1)	400,770,600	1,221,148
Federal Hydrogenerating Co. JSC	185,700,426	3,087,641
Gazprom Neft	77,000	336,495
Globaltrans Investment PLC GDR(3)	28,300	410,236
IDGC Holding JSC(1)	26,309,700	769,953
LUKOIL OAO ADR	322,900	20,449,320
Magnit OJSC	53,200	13,466,620
Magnitogorsk Iron & Steel Works GDR(3)	58,800	187,086
Mail.ru Group, Ltd. GDR(3)	105,100	4,014,073
Mechel ADR(1)	203,500	653,235
MMC Norilsk Nickel ADR	385,737	5,558,281
Mobile TeleSystems ADR(1)	101,500	2,259,390
Mobile TeleSystems OJSC	1,435,719	14,279,999
Mosenergo	7,630,462	244,640
NovaTek OAO GDR(3)	71,800	9,477,295
Novolipetsk Steel GDR(3)	66,700	1,081,360
OAO Gazprom ADR	3,595,600	31,616,413
OAO Inter Rao Ues(1)	1,993,581,189	681,805
OAO TMK GDR(3)	42,000	543,228
PIK Group GDR(1)(3)	100,000	196,801
Polymetal International PLC	102,900	1,088,400
Rosneft Oil Co. GDR(3)	796,600	6,440,981
Rostelecom	616,790	1,933,973
Rostelecom ADR	43,319	811,798
Sberbank of Russia	6,931,380	20,904,349
Sberbank of Russia ADR	488,350	5,876,561
Sberbank of Russia, PFC Shares	862,200	1,985,033
Severstal OAO GDR(3)	100,900	867,069
Sistema JSFC GDR(3)	151,800	3,943,933
Surgutneftegas OJSC ADR	698,200	6,019,088
Surgutneftegas OJSC ADR, PFC Shares	277,600	1,979,288
Tatneft ADR	167,432	6,540,968
Transneft, PFC Shares	1,000	2,618,903
Uralkali OJSC	370,000	1,939,208
Uralkali OJSC GDR(3)	70,400	1,826,305
VimpelCom, Ltd. ADR	464,130	5,453,527
VTB Bank OJSC GDR(3)	1,712,874	4,518,017
X5 Retail Group NV GDR(1)(3)	474,600	7,858,849
Yandex NV, Class A(1)	174,800	6,366,216

		$207,453,416

Slovenia — 0.5%
Gorenje DD(1)	80,554	$442,970
KRKA DD	124,882	9,286,080
Luka Koper	34,436	443,417
Mercator Poslovni Sistem(1)	10,124	1,166,091
Nova Kreditna Banka Maribor(1)	156,914	80,053
Petrol	5,072	1,413,233
Sava DD(1)	2,986	4,427
Telekom Slovenije DD	21,671	3,139,514
Zavarovalnica Triglav DD	64,022	1,576,507

		$17,552,292

Security	Shares	Value
South Africa — 6.9%
Adcock Ingram Holdings, Ltd.	72,016	$491,062
AECI, Ltd.	48,300	575,067
African Bank Investments, Ltd.	799,015	1,326,189
African Oxygen, Ltd. (AFROX)	143,280	314,585
African Rainbow Minerals, Ltd.	76,200	1,495,944
Anglo Platinum, Ltd.(1)	41,100	1,784,240
AngloGold Ashanti, Ltd.	211,134	2,810,842
AngloGold Ashanti, Ltd. ADR	79,199	1,051,763
Arcelormittal South Africa, Ltd.(1)	69,201	243,542
Aspen Pharmacare Holdings, Ltd.	195,268	5,110,768
Astral Foods, Ltd.	26,100	246,657
Aveng, Ltd.	828,596	2,014,064
AVI, Ltd.	228,000	1,359,807
Barclays Africa Group, Ltd.	173,873	2,550,799
Barloworld, Ltd.	411,300	3,904,174
Bidvest Group, Ltd.	455,103	11,411,155
Capital Property Fund	592,025	624,183
Clicks Group, Ltd.	218,200	1,190,577
DataTec, Ltd.	285,500	1,690,394
Discovery Holdings, Ltd.	221,254	1,785,331
FirstRand, Ltd.	1,633,485	5,448,352
Foschini, Ltd.	104,323	1,081,695
Gold Fields, Ltd.	552,280	2,528,660
Grindrod, Ltd.	416,000	1,032,407
Group Five, Ltd.	115,500	506,872
Growthpoint Properties, Ltd.	942,500	2,316,402
Harmony Gold Mining Co., Ltd.	280,500	963,087
Hosken Consolidated Investments, Ltd.	33,700	440,358
Hyprop Investments, Ltd.	65,400	477,359
Illovo Sugar, Ltd.	51,000	162,854
Impala Platinum Holdings, Ltd.	407,686	5,033,896
Imperial Holdings, Ltd.	130,900	2,843,522
Investec, Ltd.	156,600	1,027,360
JSE, Ltd.	45,700	391,278
Kumba Iron Ore, Ltd.	57,100	2,637,557
Kumba Resources, Ltd.	110,100	1,802,136
Lewis Group, Ltd.	39,800	258,919
Liberty Holdings, Ltd.	67,700	789,363
Life Healthcare Group Holdings, Ltd.	582,421	2,073,118
Massmart Holdings, Ltd.	48,804	816,774
Mediclinic International, Ltd.	161,590	1,194,948
MMI Holdings, Ltd.	554,133	1,346,422
Mondi, Ltd.	49,355	841,766
Mr. Price Group, Ltd.	188,400	2,607,914
MTN Group, Ltd.	2,099,580	41,001,141
Murray & Roberts Holdings, Ltd.(1)	706,700	1,932,591
Nampak, Ltd.	411,500	1,279,184
Naspers, Ltd., Class N	233,376	21,606,380
Nedbank Group, Ltd.	141,600	2,884,700
Netcare, Ltd.	659,100	1,576,176
Northam Platinum, Ltd.(1)	170,200	719,379
Pick’n Pay Holdings, Ltd.	125,270	241,697
Pick’n Pay Stores, Ltd.	152,660	632,517
PPC, Ltd.	305,614	917,936
Redefine Properties, Ltd.	1,959,096	1,902,035
Remgro, Ltd.	299,505	5,786,832
Reunert, Ltd.	373,200	2,698,740
RMB Holdings, Ltd.	520,200	2,391,747
RMI Holdings	449,000	1,196,634

Security	Shares	Value
Sanlam, Ltd.	1,154,590	$5,379,154
Santam, Ltd.	27,610	515,701
Sappi, Ltd.(1)	418,500	1,052,885
Sasol, Ltd.	353,036	16,851,320
Shoprite Holdings, Ltd.	201,153	3,315,903
Sibanye Gold, Ltd.	710,580	891,844
Spar Group, Ltd. (The)	79,260	956,832
Standard Bank Group, Ltd.	784,949	9,371,486
Steinhoff International Holdings, Ltd.(1)	1,020,600	3,631,910
Sun International, Ltd.	33,860	329,144
Telkom South Africa, Ltd.(1)	333,000	809,436
Tiger Brands, Ltd.	115,816	3,450,727
Tongaat-Hulett	25,322	302,944
Truworths International, Ltd.	299,341	2,683,856
Vodacom Group (Pty), Ltd.	444,200	5,510,478
Wilson Bayly Holmes-Ovcon, Ltd.	99,880	1,589,517
Woolworths Holdings, Ltd.	355,542	2,628,776

		$226,643,764

South Korea — 6.8%
AMOREPACIFIC Corp.	1,183	$996,680
AMOREPACIFIC Group, Inc.	2,641	967,549
BS Financial Group, Inc.	73,284	1,094,328
Celltrion, Inc.	24,236	1,054,454
Cheil Industries, Inc.	26,000	2,217,633
Cheil Worldwide, Inc.(1)	38,050	877,674
CJ CheilJedang Corp.	3,500	900,444
CJ Corp.	9,583	1,034,781
CJ O Shopping Co., Ltd.	1,122	365,441
Daelim Industrial Co., Ltd.	6,870	620,085
Daesang Corp.	29,700	925,439
Daewoo Engineering & Construction Co., Ltd.(1)	60,100	485,815
Daewoo Industrial Development Co., Ltd.(1)(2)	3,501	26,762
Daewoo International Corp.	10,502	370,213
Daewoo Securities Co., Ltd.	86,759	793,977
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	31,080	999,668
DGB Financial Group Co., Ltd.	64,880	977,768
Dong-A Pharmaceutical Co., Ltd.	1,569	224,135
Dong-A ST Co., Ltd.(1)	2,658	331,989
Dongbu Insurance Co., Ltd.	27,320	1,174,353
Dongkuk Steel Mill Co., Ltd.	18,400	253,372
Doosan Corp.	4,600	645,971
Doosan Heavy Industries & Construction Co., Ltd.	18,350	787,437
Doosan Infracore Co., Ltd.(1)	22,060	322,140
E-Mart Co., Ltd.	5,011	1,129,085
GS Engineering & Construction Corp.	28,600	996,140
GS Holdings Corp.	32,154	1,688,275
Hana Financial Group, Inc.	113,771	3,899,193
Hanjin Kal Corp.(1)	8,977	142,007
Hanjin Shipping Co., Ltd.(1)	74,800	614,144
Hanjin Transportation Co., Ltd.	10,500	209,983
Hankook Tire Co., Ltd.	27,617	1,578,029
Hanwha Chemical Corp.	65,820	1,273,862
Hanwha Corp.	27,900	983,618
Hanwha Securities Co., Ltd.(1)	49,695	167,009
Hite-Jinro Co., Ltd.	17,806	453,046
Honam Petrochemical Corp.	10,200	1,883,375
Hotel Shilla Co., Ltd.	12,750	765,167
Hynix Semiconductor, Inc.(1)	129,670	3,651,698
Hyosung Corp.	13,800	920,437

Security	Shares	Value
Hyundai Department Store Co., Ltd.	5,600	$839,594
Hyundai Development Co.	26,580	594,599
Hyundai Engineering & Construction Co., Ltd.	20,070	1,153,395
Hyundai Glovis Co., Ltd.	11,450	2,242,826
Hyundai Heavy Industries Co., Ltd.	11,813	2,902,630
Hyundai Hysco Co., Ltd.	21,200	908,144
Hyundai Marine & Fire Insurance Co., Ltd.	34,950	950,962
Hyundai Merchant Marine Co., Ltd.(1)	46,400	762,518
Hyundai Mipo Dockyard Co., Ltd.	2,620	382,399
Hyundai Mobis	17,000	4,522,367
Hyundai Motor Co.	37,690	8,793,569
Hyundai Motor Co., PFC Shares	12,900	1,356,909
Hyundai Securities Co., Ltd.	48,800	303,595
Hyundai Steel Co.	32,500	2,500,561
Hyundai Wia Corp.	6,700	1,055,443
Industrial Bank of Korea	71,500	791,794
Kangwon Land, Inc.	36,658	971,862
KB Financial Group, Inc.	123,629	4,352,594
KB Financial Group, Inc. ADR	48,488	1,698,050
KCC Corp.	1,710	718,612
Kia Motors Corp.	66,000	4,006,623
KIWOOM Securities Co., Ltd.	8,011	386,767
Korea Electric Power Corp.(1)	170,310	4,765,908
Korea Express Co., Ltd.(1)	4,378	391,759
Korea Gas Corp.	12,900	683,420
Korea Investment Holdings Co., Ltd.	15,600	601,105
Korea Zinc Co., Ltd.	6,700	2,026,743
Korean Air Lines Co., Ltd.(1)	18,577	653,791
Korean Reinsurance Co.	51,446	612,249
KT Corp.	87,949	2,945,575
KT&G Corp.	35,480	2,541,288
KTB Securities Co., Ltd.(1)	80,000	178,464
Kumho Petro Chemical Co., Ltd.	11,100	1,047,924
LG Chem, Ltd.	22,204	6,349,409
LG Corp.	31,873	1,963,747
LG Display Co., Ltd.(1)	55,400	1,333,954
LG Electronics, Inc.	28,896	1,914,732
LG Hausys, Ltd.	4,611	558,843
LG Household & Health Care, Ltd.	2,800	1,421,158
LG Life Sciences, Ltd.(1)	9,500	457,859
LG Uplus Corp.(1)	106,713	1,147,098
LIG Insurance Co., Ltd.	23,590	535,741
Lotte Shopping Co., Ltd.	4,500	1,592,782
LS Corp.	7,030	506,523
LS Industrial Systems Co., Ltd.	4,500	272,206
Mirae Asset Securities Co., Ltd.	14,770	505,246
Namhae Chemical Corp.	32,500	224,673
Naver Corp.	7,779	4,029,520
NCsoft Corp.	5,300	942,670
NHN Entertainment Corp.(1)	3,578	392,867
Nong Shim Co., Ltd.	1,100	262,533
OCI Co., Ltd.	10,020	1,608,543
ORION Corp.	1,200	1,063,779
POSCO	40,700	12,056,638
S-Oil Corp.	24,372	1,766,781
S1 Corp.	10,130	609,559
Samsung C&T Corp.	35,130	2,039,041

Security	Shares	Value
Samsung Card Co., Ltd.	22,360	$832,327
Samsung Electro-Mechanics Co., Ltd.	16,480	1,322,777
Samsung Electronics Co., Ltd.	29,330	37,307,566
Samsung Electronics Co., Ltd., PFC Shares	620	505,367
Samsung Engineering Co., Ltd.	7,400	568,342
Samsung Fine Chemicals Co., Ltd.	10,800	491,372
Samsung Fire & Marine Insurance Co., Ltd.	19,274	4,424,928
Samsung Heavy Industries Co., Ltd.	51,300	2,051,389
Samsung Life Insurance Co., Ltd.	47,800	4,648,930
Samsung SDI Co., Ltd.	9,900	1,725,232
Samsung Securities Co., Ltd.	30,712	1,344,073
Samsung Techwin Co., Ltd.	11,085	628,543
Shinhan Financial Group Co., Ltd.	210,862	8,579,401
Shinsegae Co., Ltd.	3,270	701,981
SK Chemicals Co., Ltd.	12,100	526,849
SK Holdings Co., Ltd.	8,641	1,559,958
SK Innovation Co., Ltd.	28,371	3,855,734
SK Networks Co., Ltd.	40,500	245,749
SK Telecom Co., Ltd.	18,500	3,783,054
SK Telecom Co., Ltd. ADR	25,326	574,900
TONGYANG Securities, Inc.	47,500	108,489
Woongjin Coway Co., Ltd.	15,560	862,826
Woori Finance Holdings Co., Ltd.	164,500	1,913,333
Woori Investment & Securities Co., Ltd.	65,922	710,757
Yuhan Corp.	4,370	797,028
Zyle Motor Sales Corp.(1)(2)	4,895	26,762

		$221,100,784

Taiwan — 6.4%
Acer, Inc.(1)	873,380	$607,183
Advanced Semiconductor Engineering, Inc.	1,929,281	1,866,064
Advantech Co., Ltd.	186,849	1,046,011
Altek Corp.	294,911	226,846
Ambassador Hotel	221,000	218,610
AmTRAN Technology Co., Ltd.	376,765	251,101
Asia Cement Corp.	1,160,752	1,468,765
Asia Optical Co., Inc.(1)	187,913	201,199
Asustek Computer, Inc.	216,174	1,723,293
AU Optronics Corp.(1)	3,013,925	1,125,884
AU Optronics Corp. ADR(1)	33,754	123,202
Capital Securities Corp.	605,143	207,794
Catcher Technology Co., Ltd.	215,100	1,138,361
Cathay Financial Holding Co., Ltd.	3,384,077	4,821,615
Cathay Real Estate Development Co., Ltd.	660,000	456,729
Chang Hwa Commercial Bank	1,708,430	996,606
Cheng Shin Rubber Industry Co., Ltd.	1,781,251	4,660,593
Cheng Uei Precision Industry Co., Ltd.	149,516	299,419
Chicony Electronics Co., Ltd.	157,348	392,703
Chimei Innolux Corp.(1)	2,656,389	1,276,080
China Airlines, Ltd.(1)	940,963	353,146
China Development Financial Holding Corp.	6,528,106	1,878,594
China Life Insurance Co., Ltd.	1,172,656	1,057,449
China Motor Corp.	1,026,930	927,502
China Petrochemical Development Corp.	1,522,857	748,802
China Steel Corp.	5,945,732	5,217,145
Chinatrust Financial Holding Co., Ltd.	5,865,093	3,829,673
Chipbond Technology Corp.	240,000	495,572

Security	Shares	Value
Chong Hong Construction Co., Ltd.	150,351	$509,269
Chunghwa Telecom Co., Ltd.	2,476,909	7,885,260
Clevo Co.	206,579	402,152
CMC Magnetics Corp.(1)	1,370,000	240,573
Compal Electronics, Inc.	1,488,557	1,087,895
Coretronic Corp.	282,312	238,532
D-Link Corp.	359,590	200,777
Delta Electronics, Inc.	566,603	2,751,430
Dynapack International Technology Corp.	67,666	191,679
E Ink Holdings, Inc.(1)	249,000	148,380
E.Sun Financial Holding Co., Ltd.	2,247,180	1,456,543
Elan Microelectronics Corp.	142,410	242,860
Epistar Corp.	321,439	608,425
Eternal Chemical Co., Ltd.	310,905	262,699
EVA Airways Corp.(1)	1,467,999	834,039
Evergreen International Storage & Transport Corp.	266,000	175,023
Evergreen Marine Corp.(1)	1,159,717	686,292
Everlight Chemical Industrial Corp.	327,442	286,883
Everlight Electronics Co., Ltd.	103,212	188,919
Far Eastern Department Stores, Ltd.	1,467,593	1,543,958
Far Eastern International Bank	902,570	361,788
Far Eastern New Century Corp.	1,251,705	1,380,008
Far EasTone Telecommunications Co., Ltd.	1,199,364	2,988,188
Faraday Technology Corp.	437,215	485,228
Feng Hsin Iron & Steel Co., Ltd.	172,000	302,049
First Financial Holding Co., Ltd.	2,920,949	1,747,780
Formosa Chemicals & Fibre Corp.	1,780,214	4,733,834
Formosa International Hotels Corp.	33,657	378,038
Formosa Petrochemical Corp.	985,153	2,585,659
Formosa Plastics Corp.	2,402,853	6,205,038
Formosa Taffeta Co., Ltd.	545,000	531,014
Formosan Rubber Group, Inc.	450,000	372,996
Foxconn International Holdings, Ltd.(1)	1,168,000	725,626
Foxconn Technology Co., Ltd.	317,637	824,779
Fubon Financial Holding Co., Ltd.	2,872,833	3,976,045
Giant Manufacturing Co., Ltd.	228,093	1,555,354
Gintech Energy Corp.(1)	266,294	264,059
Goldsun Development & Construction Co., Ltd.	617,053	244,047
Great Wall Enterprise Co., Ltd.	247,202	214,116
HannStar Display Corp.(1)	926,742	380,221
Highwealth Construction Corp.	166,952	368,215
Hon Hai Precision Industry Co., Ltd.	3,296,720	8,460,530
Hotai Motor Co., Ltd.	98,000	1,067,263
HTC Corp.	246,311	1,099,528
Hua Nan Financial Holdings Co., Ltd.	2,443,131	1,397,211
Huaku Development Co., Ltd.	187,010	548,322
Inotera Memories, Inc.(1)	2,102,619	1,174,248
Inventec Co., Ltd.	1,330,753	1,286,946
King Yuan Electronics Co., Ltd.	711,274	490,460
Kinsus Interconnect Technology Corp.	166,280	585,314
Largan Precision Co., Ltd.	45,042	1,515,443
Lee Chang Yung Chemical Industry Corp.	253,644	321,000
Lite-On Technology Corp.	740,352	1,261,958
Macronix International Corp., Ltd.(1)	1,015,868	247,413
MediaTek, Inc.	378,371	4,673,747
Mega Financial Holding Co., Ltd.	4,171,507	3,420,255
Merida Industry Co., Ltd.	415,150	2,695,129

Security	Shares	Value
Mitac International Corp.(1)	313,037	$258,332
Nan Kang Rubber Tire Co., Ltd.	889,819	1,072,601
Nan Ya Plastics Corp.	3,006,303	6,325,488
Nanya Technology Corp.(1)	2,813,575	428,695
Novatek Microelectronics Corp., Ltd.	160,479	664,723
Oriental Union Chemical Corp.	453,200	453,536
Pegatron Corp.(1)	553,486	790,843
Phison Electronics Corp.	43,692	314,833
Pou Chen Corp.	2,168,764	2,527,007
Powertech Technology, Inc.	366,725	689,797
President Chain Store Corp.	619,120	4,471,946
Quanta Computer, Inc.	905,065	1,962,876
Radiant Opto-Electronics Corp.	206,350	735,970
Radium Life Tech Co., Ltd.	328,786	285,320
Realtek Semiconductor Corp.	165,542	404,414
RichTek Technology Corp.	87,497	419,056
Ritek Corp.(1)	968,757	169,100
Ruentex Development Co., Ltd.	338,533	693,632
Ruentex Industries, Ltd.	1,061,071	2,660,578
Sanyang Industrial Co., Ltd.	1,509,000	2,171,411
Shin Kong Financial Holding Co., Ltd.	2,980,443	1,008,663
Shin Kong Synthetic Fibers Corp.	965,996	330,039
Siliconware Precision Industries Co., Ltd.	613,260	718,406
Siliconware Precision Industries Co., Ltd. ADR	74,607	431,228
Simplo Technology Co., Ltd.	123,820	601,739
Sincere Navigation	188,000	184,920
Sino-American Silicon Products, Inc.(1)	183,259	244,807
SinoPac Financial Holdings Co., Ltd.	3,260,924	1,499,047
Solar Applied Materials Technology Corp.	329,817	292,428
Synnex Technology International Corp.	651,960	1,020,576
Tainan Spinning Co., Ltd.	1,389,033	855,229
Taishin Financial Holdings Co., Ltd.	3,056,541	1,412,333
Taiwan Business Bank(1)	1,660,413	496,345
Taiwan Cement Corp.	1,724,118	2,496,408
Taiwan Cooperative Financial Holding Co., Ltd.	1,864,545	1,024,869
Taiwan Fertilizer Co., Ltd.	436,000	1,027,366
Taiwan Glass Industry Corp.	252,874	256,818
Taiwan Life Insurance Co., Ltd.(1)	383,464	296,324
Taiwan Mobile Co., Ltd.	1,170,052	4,150,073
Taiwan Semiconductor Manufacturing Co., Ltd.	6,125,873	20,859,438
Taiwan Tea Corp.(1)	661,346	450,831
Tatung Co., Ltd.(1)	1,214,645	317,870
Teco Electric & Machinery Co., Ltd.	989,000	1,047,081
Tong Yang Industry Co., Ltd.	379,826	570,021
TPK Holding Co., Ltd.	83,515	758,286
Transcend Information, Inc.	63,886	201,178
Tripod Technology Corp.	152,979	298,185
TSRC Corp.	362,940	647,829
TTY Biopharm Co., Ltd.	287,962	1,063,400
Tung Ho Steel Enterprise Corp.	293,385	259,549
U-Ming Marine Transport Corp.	202,000	366,748
Uni-President Enterprises Corp.	3,497,484	6,516,436
Unimicron Technology Corp.	527,171	449,530
United Microelectronics Corp.	3,348,361	1,432,451
United Microelectronics Corp. ADR	93,397	192,398
Vanguard International Semiconductor Corp.	784,175	860,242
Walsin Lihwa Corp.(1)	1,085,980	331,748

Security	Shares	Value
Wan Hai Lines, Ltd.	606,375	$347,491
Waterland Financial Holdings	1,498,961	512,263
Wintek Corp.(1)	706,482	291,881
Wistron Corp.	864,279	838,167
WPG Holdings Co., Ltd.	548,136	645,226
Yageo Corp.	702,100	249,475
Yang Ming Marine Transport(1)	1,116,288	511,488
Yieh Phui Enterprise(1)	955,867	305,320
Yuanta Financial Holding Co., Ltd.	4,619,071	2,367,243
Yuen Foong Yu Paper Manufacturing Co., Ltd.	1,451,414	726,752
Yulon Motor Co., Ltd.	1,212,420	2,030,053

		$209,722,734

Thailand — 3.1%
Advanced Info Service PCL(6)	1,279,600	$10,455,900
Airports of Thailand PCL(6)	383,300	2,313,687
AP Thailand PCL(6)	2,209,200	417,339
Bangkok Bank PCL	104,400	654,591
Bangkok Bank PCL(6)	264,800	1,668,856
Bangkok Bank PCL NVDR	35,000	219,451
Bangkok Dusit Medical Services PCL(6)	841,400	3,395,833
Bangkok Expressway PCL(6)	895,900	989,865
Bank of Ayudhya PCL(6)	1,814,000	2,190,927
Banpu PCL(6)	1,358,000	1,194,228
BEC World PCL(6)	1,693,300	3,078,507
Berli Jucker PCL(6)	725,500	1,028,039
Big C Supercenter PCL(6)	113,000	723,767
Bumrungrad Hospital PCL(6)	438,200	1,149,923
Cal-Comp Electronics (Thailand) PCL(6)	1,800,000	175,247
Central Pattana PCL(6)	1,081,400	1,520,707
Charoen Pokphand Foods PCL(6)	2,948,600	2,265,477
CP ALL PCL(6)	3,981,200	4,489,946
Delta Electronics (Thailand) PCL(6)	1,147,270	1,812,886
Electricity Generating PCL(6)	189,500	751,981
G Steel PCL(1)(6)	23,786,500	106,800
Glow Energy PCL(6)	377,600	788,032
Hana Microelectronics PCL(6)	1,416,900	1,047,264
Indorama Ventures PCL(6)	1,287,100	898,930
IRPC PCL(6)	3,989,000	400,888
Italian-Thai Development PCL(1)(6)	6,679,780	1,007,521
Kasikornbank PCL(6)	1,026,000	5,793,447
Kiatnakin Bank PCL(6)	350,000	476,185
Krung Thai Bank PCL(6)	2,520,125	1,548,552
Land & Houses PCL(6)	6,197,300	2,140,000
Major Cineplex Group PCL(6)	967,800	576,719
Minor International PCL(6)	2,890,691	2,239,126
Precious Shipping PCL(6)	622,500	370,718
PTT Exploration & Production PCL(6)	1,106,816	5,794,263
PTT Global Chemical PCL(6)	1,006,450	2,402,126
PTT PCL(6)	605,700	6,126,527
Quality House PCL(6)	5,102,500	516,413
Ratchaburi Electricity Generating Holding PCL(6)	578,300	925,007
Sahaviriya Steel Industries PCL(1)(6)	10,773,660	131,134
Shin Corp. PCL(6)	426,000	1,124,860
Siam Cement PCL(6)	263,800	3,631,052
Siam City Cement PCL(6)	42,900	555,651
Siam Commercial Bank PCL(6)	1,090,500	5,163,648

Security	Shares	Value
Sino Thai Engineering & Construction PCL(6)	2,724,300	$1,984,212
Thai Airways International PCL(6)	1,290,500	823,214
Thai Beverage PCL	3,621,000	1,589,883
Thai Oil PCL(6)	490,400	906,466
Thai Tap Water Supply Co., Ltd.(6)	3,000,000	960,852
Thai Union Frozen Products PCL(6)	1,035,498	1,689,786
Thanachart Capital PCL(6)	523,300	561,226
Thoresen Thai Agencies PCL(1)(6)	1,151,984	634,677
TMB Bank PCL(6)	15,227,400	1,257,484
Total Access Communication PCL(6)	1,135,000	3,927,258
TPI Polene PCL(6)	1,130,500	408,700
True Corp. PCL(1)(6)	7,010,292	1,740,022

		$100,745,800

Turkey — 3.0%
Akbank TAS	1,810,581	$6,672,577
Akcansa Cimento AS	90,700	451,125
Akenerji Elektrik Uretim AS(1)	524,095	340,529
Aksa Akrilik Kimya Sanayii AS	228,054	966,110
Alarko Holding AS	207,704	589,101
Anadolu Anonim Turk Sigorta Sirketi(1)	368,571	235,892
Anadolu Efes Biracilik ve Malt Sanayii AS	221,148	2,559,839
Arcelik AS	325,221	1,894,019
Asya Katilim Bankasi AS(1)	874,200	826,960
Aygaz AS	177,606	789,580
Bagfas Bandirma Gubre Fabrikalari AS	17,600	349,081
BIM Birlesik Magazalar AS	223,992	4,611,951
Cimsa Cimento Sanayi ve Ticaret AS	116,200	740,893
Coca-Cola Icecek AS	65,400	1,667,417
Dogan Sirketler Grubu Holding AS(1)	2,058,552	897,311
Dogus Otomotiv Servis ve Ticaret AS	140,556	609,442
Eczacibasi Ilac Sanayi ve Ticaret AS	331,500	417,595
Enka Insaat ve Sanayi AS	1,749,857	5,213,080
Eregli Demir ve Celik Fabrikalari TAS	3,909,883	4,951,181
Gubre Fabrikalari TAS(1)	96,700	702,675
Haci Omer Sabanci Holding AS	848,449	4,099,700
Ihlas Holding AS(1)	1,888,400	718,684
Is Gayrimenkul Yatirim Ortakligi AS	429,658	282,892
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	2,423,955	1,352,736
KOC Holding AS	1,145,243	5,287,739
Koza Altin Isletmeleri AS	122,800	1,954,431
Net Holding AS	282,129	333,814
Petkim Petrokimya Holding AS(1)	807,341	1,086,372
Sekerbank TAS(1)	658,499	614,993
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	239,505
TAV Havalimanlari Holding AS	257,200	1,816,001
Tekfen Holding AS	307,071	693,671
Tofas Turk Otomobil Fabrikasi AS	172,700	1,052,257
Trakya Cam Sanayii AS	416,307	495,095
Tupras-Turkiye Petrol Rafinerileri AS	260,641	5,508,665
Turcas Petrolculuk AS	350,729	494,732
Turk Hava Yollari Anonim Ortakligi (THY) AS	1,051,542	4,009,745
Turk Sise ve Cam Fabrikalari AS	1,146,320	1,578,125
Turk Telekomunikasyon AS	804,700	2,801,664
Turkcell Iletisim Hizmetleri AS(1)	996,794	5,857,341

Security	Shares	Value
Turkcell Iletisim Hizmetleri AS ADR(1)	38,494	$567,786
Turkiye Garanti Bankasi AS	2,130,474	8,404,284
Turkiye Halk Bankasi AS	577,400	4,228,967
Turkiye Is Bankasi	1,315,506	3,477,945
Turkiye Sinai Kalkinma Bankasi AS	885,476	785,709
Turkiye Vakiflar Bankasi TAO	1,011,321	2,307,240
Ulker Gida Sanayi ve Ticaret AS	204,629	1,401,302
Vestel Elektronik Sanayi ve Ticaret AS(1)	209,707	196,972
Yapi ve Kredi Bankasi AS	725,093	1,616,221
Yazicilar Holding AS	76,200	740,413

		$99,491,359

Ukraine — 0.1%
Astarta Holding NV(1)	17,054	$391,610
Avangardco Investments Public, Ltd. GDR(1)	17,607	197,035
Ferrexpo PLC	603,145	1,729,005
MHP SA GDR(3)	83,821	1,328,077

		$3,645,727

United Arab Emirates — 1.6%
Aabar Investments (PJSC)(1)(2)	3,577,200	$0
Abu Dhabi Commercial Bank (PJSC)	3,501,386	4,813,911
Abu Dhabi National Hotels	832,200	532,836
Agthia Group (PJSC)	550,000	606,659
Air Arabia (PJSC)	11,948,600	4,461,986
Ajman Bank (PJSC)(1)	1,582,800	857,706
Aldar Properties (PJSC)	3,816,500	2,770,524
Arabtec Holding Co.(1)	6,919,974	4,951,617
Aramex (PJSC)	720,010	529,446
Dana Gas(1)	9,047,887	1,700,156
DP World, Ltd.	539,236	8,709,419
Dubai Financial Market(1)	2,472,100	1,380,821
Dubai Investments (PJSC)	1,158,168	602,932
Emaar Properties (PJSC)	4,707,900	7,478,613
First Gulf Bank (PJSC)	1,191,794	5,373,038
National Bank of Abu Dhabi (PJSC)	1,715,557	5,964,687
National Central Cooling Co. (Tabreed)	1,050,547	688,023
Ras Al Khaimah Co.	684,200	298,939
Ras Al Khaimah Properties (PJSC)	724,300	143,245
Union National Bank	1,123,893	1,563,386
Waha Capital (PJSC)	1,367,108	509,963

		$53,937,907

Vietnam — 0.6%
Bank for Foreign Trade of Vietnam JSC	441,540	$562,742
Baoviet Holdings	371,340	690,302
Development Investment Construction Corp.	404,260	178,397
FPT Corp.	523,082	1,117,259
Gemadept Corp.(1)	108,333	132,470
Hagl JSC(1)	1,048,800	1,033,305
Hoa Phat Group JSC	999,900	1,663,784
Kim Long Securities Corp.(1)	1,311,300	510,257
Kinh Bac City Development Share Holding Corp.(1)	590,200	237,620
Kinhdo Corp.	322,680	863,137
Masan Group Corp.(1)	238,000	948,667
PetroVietnam Construction JSC(1)	870,460	123,740
PetroVietnam Drilling and Well Services JSC	538,346	1,671,106

Security		Shares		Value
PetroVietnam Fertilizer and Chemical JSC			721,940	$1,409,070
Refrigeration Electrical Engineering Corp.			487,200	595,525
Saigon Securities, Inc.			719,620	565,730
Song Da Urban & Industrial Zone Investment and Development JSC(1)			339,950	179,946
Tan Tao Investment Industry Co.(1)			1,048,757	303,226
Vietnam Construction and Import-Export JSC(1)			459,600	189,363
Vietnam Dairy Products JSC			514,642	3,608,352
Vietnam Joint Stock Commercial Bank for Industry and Trade			602,203	473,344
Vincom JSC(1)			929,687	2,753,365

				$19,810,707

Total Common Stocks (identified cost $2,505,234,632)				$3,197,985,728

Corporate Bonds — 0.0%(5)

Security		Principal Amount (000’s omitted)		Value
India — 0.0%(5)
Dr. Reddy’s Laboratories, Ltd., 9.25%, 3/24/14		INR	729	$11,612

Total Corporate Bonds (identified cost $16,136)				$11,612

Equity-Linked Securities(7) — 0.8%

Security	Maturity Date	Shares		Value
Saudi Arabia — 0.8%
Abdullah Al Othaim Markets(4)	8/13/14		7,200	$252,946
Al Rajhi Bank(4)	2/16/15		116,800	2,402,056
Al Tayyar(4)	7/2/15		26,150	629,310
Alinma Bank(4)	2/23/15		182,900	684,009
Almarai Co.(4)	11/24/14		42,670	621,527
Arab National Bank(4)	5/11/15		81,600	662,555
Bank Albilad(4)	4/30/15		25,700	216,555
Banque Saudi Fransi(4)	2/23/15		49,375	449,616
Company for Cooperative Insurance (The)(4)	5/11/15		21,600	192,374
Dar Al Arkan Real Estate Development(4)	8/10/15		70,500	188,933
Etihad Etissalat Co.(4)	12/5/14		119,020	2,685,740
Fawaz Abdulaziz Alhokair Co.(4)	2/23/15		26,850	965,654
Fitaihi Holding Group(4)	9/24/15		57,200	236,413
Jarir Marketing Co.(4)	5/4/15		11,400	701,823
Mobile Telecommunications Co.(4)	5/4/15		88,722	224,161
Mohammad Al-Mojil Group(2)(4)	1/6/16		38,000	0
National Industrialization Co.(4)	5/4/15		117,783	852,702
Rabigh Refining and Petrochemicals Co.(4)	10/13/14		28,700	115,751
Rabigh Refining and Petrochemicals Co.(4)	5/4/15		55,300	223,033
Riyad Bank(4)	12/15/14		68,500	481,302
Sahara Petrochemical Co.(4)	9/21/15		101,700	432,540
Samba Financial Group(4)	2/10/15		40,400	562,877
Saudi Airlines Catering Co.(4)	8/3/15		14,700	507,613

Security	Maturity Date	Shares	Value
Saudi Arabian Fertilizer Co.(4)	5/11/15	19,466	$765,621
Saudi Arabian Mining Co.(4)	5/11/15	45,000	333,580
Saudi Basic Industries Corp(4)	2/23/15	91,400	2,345,808
Saudi British Bank(4)	3/27/15	63,533	659,015
Saudi Cable Co.(4)	8/10/15	56,000	182,179
Saudi Cement Co.(4)	8/10/15	20,250	583,170
Saudi Ceramic Co.(4)	4/13/15	9,000	283,785
Saudi Chemical Co.(4)	5/1/15	11,900	150,725
Saudi Electricity Co.(4)	3/27/15	167,000	587,807
Saudi Industrial Investment Group(4)	3/27/15	49,800	347,918
Saudi International Petrochemical Co.(4)	3/27/15	67,870	451,526
Saudi Kayan Petrochemical Co.(4)	3/27/15	145,500	463,636
Saudi Pharmaceutical Industries and Medical Appliance Corp.(4)	9/24/15	33,074	467,422
Saudi Telecom Co.(4)	5/11/15	86,900	996,404
Savola Group(4)	2/2/15	93,100	1,328,155
Yamamah Saudi Cement Co. Ltd.(4)	2/2/15	23,300	329,290
Yanbu National Petrochemical Co.(4)	3/9/15	29,100	481,096

Total Equity-Linked Securities (identified cost $22,452,905)			$25,046,627

Investment Funds — 0.2%

Security		Shares	Value
Vietnam Enterprise Investments, Ltd.(1)		3,319,633	$7,104,015
Vietnam Growth Fund, Ltd.(1)		15,639	240,840

Total Investment Funds (identified cost $7,976,610)			$7,344,855

Rights(1) — 0.0%(5)

Security		Shares	Value
Cia Cervecerias Unidas SA ADR, Exp. 10/4/13		13,595	$6,117
Hyundai Merchant Marine Co., Ltd., Exp. 11/8/13		3,652	11,554
Korea Gas Corp., Exp. 10/22/13		2,147	19,479
Polimex-Mostostal SA		3,573,572	0

Total Rights (identified cost $0)			$37,150

Warrants (1) — 0.0%(5)

Security		Shares	Value
Malaysian Resources Corp. Bhd, Exp. 9/16/18, Strike MYR 2.30		620,567	$49,501
WCT Bhd, Exp. 12/11/17, Strike MYR 2.25		139,900	19,100

Total Warrants (identified cost $60,449)			$68,601

Short-Term Investments — 0.5%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 10/1/13	$15,994	$15,993,758

Total Short-Term Investments (identified cost $15,993,758)		$15,993,758

Total Investments — 99.4% (identified cost $2,551,734,490)		$3,246,488,331

Other Assets, Less Liabilities — 0.6%		$18,010,708

Net Assets — 100.0%		$3,264,499,039

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

BDR	-	Brazilian Depositary Receipt

GDR	-	Global Depositary Receipt

NVDR	-	Non-Voting Depositary Receipt

PCL	-	Public Company Ltd.

PDR	-	Philippine Deposit Receipt

PFC Shares	-	Preference Shares

INR	-	Indian Rupee

MYR	-	Malaysian Ringgit

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2013, the aggregate value of these securities is $62,714,866 or 1.9% of the Fund’s net assets.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2013, the aggregate value of these securities is $26,370,748 or 0.8% of the Fund’s net assets.

(5)	Amount is less than 0.05%.

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	13.8%	$450,180,507
Hong Kong Dollar	8.3	269,671,922
South African Rand	6.9	225,592,001
South Korean Won	6.7	218,858,867
New Taiwan Dollar	6.4	208,250,280
Mexican Peso	5.8	191,128,625
Brazilian Real	5.8	188,393,853
Indian Rupee	5.6	183,128,196
Polish Zloty	3.5	114,431,911
Malaysian Ringgit	3.2	105,087,066
New Turkish Lira	3.0	98,923,573
Thai Baht	3.0	97,469,667
Indonesian Rupiah	2.4	77,564,617
Chilean Peso	2.2	73,258,182
Kuwaiti Dinar	1.7	54,683,749
Hungarian Forint	1.6	53,874,101
Czech Koruna	1.6	53,101,330
Qatari Riyal	1.6	50,777,115
Egyptian Pound	1.5	50,028,889
Philippine Peso	1.4	47,116,716
United Arab Emirates Dirham	1.4	45,228,488
Euro	1.4	44,813,273
Colombian Peso	1.4	44,779,633
Other currency, less than 1% each	9.2	300,145,770

Total Investments	99.4%	$3,246,488,331

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	26.4%	$860,313,346
Telecommunication Services	10.5	341,681,277
Materials	10.3	337,350,936
Energy	10.0	328,109,765
Industrials	10.0	326,052,654
Consumer Staples	9.0	294,346,706
Consumer Discretionary	8.0	262,425,464
Information Technology	7.5	245,375,116
Utilities	4.7	152,705,408
Health Care	2.3	74,777,434
Other	0.5	16,005,370
Investment Funds	0.2	7,344,855

Total Investments	99.4%	$3,246,488,331

The Fund did not have any open financial instruments at September 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,576,453,031

Gross unrealized appreciation	$959,680,424
Gross unrealized depreciation	(289,645,124)

Net unrealized appreciation	$670,035,300

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$36,497,719	$1,247,351,901		$64,358	$1,283,913,978
Emerging Europe	32,022,888	588,994,855		0	621,017,743
Latin America	633,467,301	—		—	633,467,301
Middle East/Africa	4,863,459	654,454,169		269,078	659,586,706
Total Common Stocks	$706,851,367	$2,490,800,925	**	$333,436	$3,197,985,728
Corporate Bonds	$—	$11,612		$—	$11,612
Equity-Linked Securities	—	25,046,627		0	25,046,627
Investment Funds	—	7,344,855		—	7,344,855
Rights	37,150	0		—	37,150
Warrants	68,601	—		—	68,601
Short-Term Investments	—	15,993,758		—	15,993,758
Total Investments	$706,957,118	$2,539,197,777		$333,436	$3,246,488,331

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2013 is not presented.

At September 30, 2013, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	November 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 25, 2013